UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22752

Nuveen Intermediate Duration Municipal Term Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

NUVEEN Investments

Nuveen Investments
Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report November 30, 2015

NID
Nuveen Intermediate Duration Municipal Term Fund

NIQ
Nuveen Intermediate Duration Quality Municipal Term Fund

Life is Complex
Nuveen makes things e-simple.
It only takes a minute to sign up for e-Reports. Once enrolled, you'll receive an e-mail as soon as your Nuveen Investments Fund information is ready—no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.
Free e-Reports right to your e-mail!
www.investordelivery.com
If you receive your Nuveen Fund dividends and statements from your financial advisor or brokerage account.
or
www.nuveen.com/accountaccess
If you receive your Nuveen Fund dividends and statements directly from Nuveen.

Table of Contents

Chairman's Letter to Shareholders	4

Portfolio Managers' Comments	5

Fund Leverage	8

Common Share Information	9

Risk Considerations	11

Performance Overview and Holding Summaries	12

Portfolios of Investments	16

Statement of Assets and Liabilities	44

Statement of Operations	45

Statement of Changes in Net Assets	46

Statement of Cash Flows	47

Financial Highlights	48

Notes to Financial Statements	50

Additional Fund Information	62

Glossary of Terms Used in this Report	63

Reinvest Automatically, Easily and Conveniently	67

Nuveen Investments	3

Chairman's Letter to Shareholders
Dear Shareholders,
For better or for worse, the financial markets spent most of the past year waiting for the U.S. Federal Reserve (Fed) to end its accommodative monetary policy. The policy has propped up stock and bond markets since the Great Recession, but the question remains: how will markets behave without its influence? This uncertainty was a considerable source of volatility for stock and bond prices for much of 2015, despite the Fed carefully conveying its intention to raise rates slowly and only when the economy shows evidence of readiness.
As was widely expected, the long-awaited Fed rate hike materialized in mid-December. While the move was interpreted as a vote of confidence on the U.S. economy's underlying strength, the Fed emphasized that future rate increases will be gradual and guided by its ongoing assessment of financial conditions. Headwinds including rising borrowing costs, softer commodity prices, low inflation, a strong U.S. dollar and a stagnant global economy could necessitate keeping monetary conditions accommodative for longer. Meanwhile, policy makers in Europe and Japan are deploying their available tools to try to bolster their economies' fragile growth, while Chinese authorities have stepped up efforts to manage China's slowdown.
Although the new year began with a more pessimistic tone to investor sentiment and elevated volatility in the markets, we caution investors from making long-term decisions based on short-term news. In times like these, you can look to a professional investment manager with the experience and discipline to maintain the proper perspective on short-term events. And if the daily headlines do concern you, I encourage you to reach out to your financial advisor. Your financial advisor can help you evaluate your investment strategies in light of current events, your time horizon and risk tolerance.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
William J. Schneider
Chairman of the Board
January 25, 2016

4	Nuveen Investments

Portfolio Managers' Comments
Nuveen Intermediate Duration Municipal Term Fund (NID)
Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ)
These Funds feature portfolio management by Nuveen Asset Management, LLC, an affiliate of Nuveen Investments, Inc. Portfolio managers John V. Miller, CFA, Timothy T. Ryan, CFA, Steven M. Hlavin and Daniel J. Close, CFA, discuss key investment strategies and the six-month performance of these two Nuveen Funds. John, Tim and Steve have managed NID since its inception in December 2012 and Dan has managed NIQ since its inception in February 2013.
What key strategies were used to manage NID and NIQ during the six-month reporting period ended November 30, 2015?
Although anticipation of rising interest rates weighed on fixed income markets during this reporting period, favorable technical and fundamental factors helped the broad municipal market deliver a modest gain for the reporting period overall. (As was widely expected, the U.S. Federal Reserve raised its target federal funds rate at the December meeting, after the close of this reporting period.) During this reporting period, we continued to take a bottom-up approach to discovering sectors that appeared undervalued as well as individual credits that we believed had the potential to perform well over the long term.
Our trading activity continued to focus on pursuing the Funds' investment objectives. Generally speaking, throughout the six-month reporting period, the Funds maintained their overall positioning strategies in terms of duration and yield curve positioning, credit quality exposures and sector allocations. We've also continued to be more cautious in selecting individual securities. As investor demand for municipal securities has increased and created a slight supply-demand imbalance, we've started to see underwriters bring new issues to market that are structured with terms more favorable to the issuer and perhaps less advantageous to the investor than in the recent past. We believe this shift in the marketplace merits extra vigilance on our part to ensure that every credit considered for the portfolio offers adequate reward potential for the level of risk to the bondholder. In cases where our convictions have been less certain, we've sought compensation for the additional risk or have passed on the deal all together.
To keep the Funds fully invested, we continued to focus on purchasing bonds in areas of the market that we expected to perform well as the economy continued to improve. We emphasized intermediate and longer maturities, lower-rated credits and sectors offering higher yields. To fund these purchases, we generally reinvested the proceeds from called and maturing bonds. In some cases, we sold bonds that we believed had deteriorating fundamentals or could be traded for a better relative value, as well as selling short-dated, higher quality issues that we tend to hold over short timeframes as a source of liquidity.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor's, (S&P) Moody's Investors Service, Inc. (Moody's) or Fitch, Inc. (Fitch) Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers' ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Nuveen Investments	5

Portfolio Managers' Comments (continued)
Trading activity in both NID and NIQ was relatively muted during this reporting period, as we believe the Funds continued to be well positioned to offer attractive yields for their level of duration exposure. We continued to seek opportunities to reduce bonds with lower book yields per unit of duration and replace them with lower-rated bonds offering higher yields. In NID, we bought BB rated U.S. Steel bonds, an A rated Sumter County Central Florida Health Alliance credit and an unrated bond issued for a senior living facility in Cape Coral, Florida. While we actively pursued opportunities in lower rated bonds NID's weighting in AAA rated bonds increased meaningfully during the period due to a sizeable refunding that occurred during the reporting period. NID held a Guam-issued general obligation (GO) bond that was pre-refunded in September, which bolstered the Fund's AAA rated category because the refunded bond is backed by U.S. Treasury securities. In addition, the Guam GO contributed to performance as its price appreciated significantly due to the refunding. NIQ added lower quality bonds issued for Downtown Phoenix Hotel, New York Convention Center and Port of Seattle.
Notable sales in NID during the reporting period included U.S. territory paper issued for the Virgin Islands and New Jersey appropriation bonds, given our concerns about the potential for elevated volatility as the State of New Jersey continues to work through its budget woes. NIQ also reduced (but did not eliminate) an appropriation bond and sold a Detroit sewers credit.
As of November 30, 2015, both of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement. As part of our duration management strategies, NID and NIQ also used duration shortening forward interest rate swaps to help maintain the Funds' ten-year maximum duration mandate. Since long-term interest rates generally decreased during the reporting period, the swaps had a negative impact on performance.
How did NID and NIQ perform during the six-month reporting period ended November 30, 2015?
The tables in each Fund's Performance Overview and Holding Summaries section of this report provide the Funds' total returns for the six-month, one-year and since-inception periods ended November 30, 2015. Each Fund's total returns at common share net asset value (NAV) are compared with the performance of a corresponding market index and Lipper classification averages.
For the six months ended November 30, 2015, the total returns at common share NAV for NID slightly underperformed the return for the S&P Municipal Bond Intermediate Index, while NIQ outperformed this index. For the same period, NID underperformed the average return for the Lipper General & Insured Leveraged Municipal Debt Funds Classification Average and NIQ outperformed the Lipper Intermediate Municipal Debt Funds Classification Average.
For both Funds, duration and yield curve positioning was a meaningful contributor to relative performance over this reporting period. While NID and NIQ maintain effective durations in the intermediate range, both Funds include overweight exposures to longer maturity bonds relative to the benchmark index weighting and relative underweights in short maturity bonds. This positioning was advantageous in this reporting period as intermediate- and longer-dated bonds generally outperformed shorter-dated bonds.
The Funds' sector strategies were another source of relative gains in this reporting period. In particular, both Funds benefited strongly from their overweight allocations to tobacco settlement bonds, the top-performing sector in the municipal market for the reporting period. NID was also aided by overweight positions in the dedicated tax (or land secured), hospital and transportation (especially tollroads) sectors, while NIQ was further boosted by its underweight allocation to state GOs.
Credit exposure, however, was detrimental to both Funds' relative performance. NID and NIQ held approximately 45% and 21%, respectively, of their managed assets in bonds rated below investment grade and not rated. These exposures were hurt by widening credit spreads, which drove lower rated bonds to underperform the intermediate municipal market during this reporting period.

6	Nuveen Investments

Individual credit selection was also unfavorable for both NID and NIQ during this reporting period. NID's holdings in corporate-backed municipal bonds were the main detractors, as these types of bonds were dragged lower, in part, by their association with the high yield corporate bond market. With companies, especially in the energy and industrial sectors, now dealing with lower commodity prices and rising interest rates, the fear of rising defaults put intense pressure on the high yield corporate market. However, the downturn was milder for the tax-exempt debt issued by high yield companies for several reasons. Compared to the taxable high yield corporate market, the corporate-backed municipal market is considerably smaller (less supply and lower trading volumes), and the premium placed on the municipal bonds' tax-exempt status provides greater upward support to their prices. In NIQ, our tender-option bonds were beneficial to performance, but relative gains were partially offset by the negative impact from the interest rate swaps used within our duration management strategy.
An Update Involving Puerto Rico
As noted in the Funds' previous shareholder reports, we continue to monitor situations in the broader municipal market for any impact on the Funds' holdings and performance: the ongoing economic problems of Puerto Rico is one such case. Puerto Rico's continued economic weakening, escalating debt service obligations, and long-standing inability to deliver a balanced budget led to multiple downgrades on its debt over the past two years. Puerto Rico has warned investors since 2014 that the island's debt burden may be unsustainable and the Commonwealth has been exploring various strategies to deal with this burden, including Chapter 9 bankruptcy, which is currently not available by law.
In terms of Puerto Rico holdings, shareholders should note that NID had limited exposure to Puerto Rico debt during this reporting period, generally totaling under 1%, while NIQ had no exposure to Puerto Rico bonds. The Puerto Rico credits offered higher yields, added diversification and triple exemption (i.e., exemption from most federal, state and local taxes). Puerto Rico general obligation debt is currently rated Caa2/CC/CC (below investment grade) by Moody's, S&P and Fitch, respectively, with negative outlooks.

Nuveen Investments	7

Fund Leverage
IMPACT OF THE FUNDS' LEVERAGE STRATEGIES ON PERFORMANCE
One important factor impacting the returns of the Funds relative to their comparative benchmarks was the Funds' use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income, particularly in the recent market environment where short-term market rates are at or near historical lows, meaning that the short-term rates the Fund has been paying on its leveraging instruments have been much lower than the interest the Fund has been earning on its portfolio of long-term bonds that it has bought with the proceeds of that leverage. However, use of leverage also can expose the Fund to additional price volatility. When a Fund uses leverage, the Fund will experience a greater increase in its net asset value if the municipal bonds acquired through the use of leverage increase in value, but it will also experience a correspondingly larger decline in its net asset value if the bonds acquired through leverage decline in value, which will make the Fund's net asset value more volatile, and its total return performance more variable over time. In addition, income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. Leverage had a positive impact on the performance of both Funds over this reporting period.
As of November 30, 2015, the Funds' percentages of leverage are as shown in the accompanying table.

	NID	NIQ
Effective Leverage*	35.93%	36.24%
Regulatory Leverage*	21.41%	23.22%

*
Effective Leverage is a Fund's effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund's portfolio that increase the Fund's investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund's capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

THE FUNDS' REGULATORY LEVERAGE
As of November 30, 2015, the Funds have issued and outstanding Variable Rate MuniFund Term Preferred (VMTP) Shares as shown in the accompanying table.

	VMTP Shares
		Shares Issued at
	Series	Liquidation Value
NID	2018	$175,000,000
NIQ	2018	$55,000,000
During the current reporting period, each Fund refinanced all its outstanding VMTP Shares with the issuance of new VMTP Shares.
Refer to Notes to Financial Statements, Note 4 — Fund Shares, Preferred Shares for further details on VMTP Shares and each Fund's respective transactions.

8	Nuveen Investments

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds' distributions is current as of November 30, 2015. Each Fund's distribution levels may vary over time based on each Fund's investment activity and portfolio investment value changes.
During the current reporting period, each Fund's distributions to common shareholders were as shown in the accompanying table.

	Per Common Share Amounts
Ex-Dividend Date	NID	NIQ
June 2015	$0.0570	$0.0495
July	0.0570	0.0495
August	0.0570	0.0495
September	0.0570	0.0475
October	0.0570	0.0475
November 2015	0.0570	0.0475

Market Yield*	5.44%	4.51%
Taxable-Equivalent Yield*	7.56%	6.26%

*
Market Yield is based on the Fund's current annualized monthly dividend divided by the Fund's current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28.0%. When comparing a Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield would be lower.

Each Fund in this report seeks to pay regular monthly dividends out of their net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund's net asset value. Conversely, if a Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.
As of November 30, 2015, the Funds had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund's monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders would have received a notice to that effect. For financial reporting purposes the composition and per share amounts of each Fund's dividends for the reporting period are presented in this report's Statement of Changes in Net Assets and Financial Highlights, respectively. For income tax purposes distribution information for each Fund as of its most recent tax year end is presented in Note 6 — Income Tax Information within the Notes to Financial Statements of this report.

Nuveen Investments	9

Common Share Information (continued)
COMMON SHARE REPURCHASES
During August 2015, the Funds' Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding shares.
As of November 30, 2015, and since the inception of the Funds' repurchase programs, the Funds have cumulatively repurchased and retired common shares as shown in the accompanying table.

	NID	NIQ
Common shares cumulatively repurchased and retired	0	0
Common shares authorized for repurchase	4,690,000	1,310,000
OTHER COMMON SHARE INFORMATION
As of November 30, 2015, and during the current reporting period, the Funds' common share prices were trading at a premium/(discount) to their common share NAVs as shown in the accompanying table.

	NID	NIQ
Common share NAV	$13.69	$13.88
Common share price	$12.57	$12.64
Premium/(Discount) to NAV	(8.18)%	(8.93)%
6-month average premium/(discount) to NAV	(9.53)%	(9.36)%

10	Nuveen Investments

Risk Considerations
Nuveen Intermediate Duration Municipal Term Fund (NID)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund's investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund's potential return and its risks; there is no guarantee a fund's leverage strategy will be successful. For these and other risks, including the Fund's limited term and inverse floater risk, see the Fund's web page at www.nuveen.com/NID.
Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund's investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund's potential return and its risks; there is no guarantee a fund's leverage strategy will be successful. For these and other risks, including the Fund's limited term and inverse floater risk, see the Fund's web page at www.nuveen.com/NIQ.

Nuveen Investments	11

NID
Nuveen Intermediate Duration Municipal Term Fund
Performance Overview and Holding Summaries as of November 30, 2015
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of November 30, 2015

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NID at Common Share NAV	2.30%	4.09%	3.26%
NID at Common Share Price	3.51%	7.43%	(0.77)%
S&P Municipal Bond Intermediate Index	2.35%	2.97%	2.42%
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average	3.80%	5.39%	6.57%
Since inception returns are from 12/05/12. Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index and Lipper return information is provided for the Fund's shares at NAV only. Indexes and Lipper averages are not available for direct investment.

12	Nuveen Investments

This data relates to the securities held in the Fund's portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor's Group, Moody's Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	125.5%
Short-Term Municipal Bonds	0.2%
Other Asset Less Liabilities	1.6%
Net Asset Plus VMTP Shares, at Liquidation Value	127.3%
VMTP Shares, at Liquidation Value	(27.3)%
Net Assets	100%

Credit Quality
(% of total investment exposure)1
AAA/U.S. Guaranteed	2.0%
AA	23.2%
A	16.4%
BBB	13.1%
BB or Lower	25.4%
N/R (not rated)	19.9%
Total	100%

Portfolio Composition
(% of total investments)1
Tax Obligation/Limited	24.8%
Health Care	14.2%
Consumer Staples	9.6%
Industrials	9.2%
Education and Civic Organizations	8.2%
Transportation	6.7%
Long-Term Care	6.5%
Utilities	5.4%
Tax Obligation/General	5.2%
Other	10.2%
Total	100%

States and Territories
(as a % of total investments)1
Florida	9.9%
Illinois	9.2%
California	8.8%
Texas	7.0%
New York	5.4%
Michigan	5.2%
Ohio	5.2%
Pennsylvania	5.2%
New Jersey	4.8%
Colorado	3.6%
Alabama	2.6%
Virginia	2.2%
Guam	2.1%
Wisconsin	2.1%
Indiana	2.1%
Iowa	2.0%
Washington	2.0%
Kansas	1.6%
Other	19.0%
Total	100%

1	Excluding investments in derivatives.

Nuveen Investments	13

NIQ
Nuveen Intermediate Duration Quality Municipal Term Fund
Performance Overview and Holding Summaries as of November 30, 2015
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of November 30, 2015

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NIQ at Common Share NAV	3.56%	3.68%	3.01%
NIQ at Common Share Price	3.59%	4.18%	(1.61)%
S&P Municipal Bond Intermediate Index	2.35%	2.97%	2.80%
Lipper Intermediate Municipal Debt Funds Classification Average	2.79%	3.91%	5.64%
Since inception returns are from 2/07/13. Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index and Lipper return information is provided for the Fund's shares at NAV only. Indexes and Lipper averages are not available for direct investment.

14	Nuveen Investments

This data relates to the securities held in the Fund's portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor's Group, Moody's Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	127.9%
Other Asset Less Liabilities	2.4%
Net Asset Plus VMTP Shares, at Liquidation Value	130.3%
VMTP Shares, at Liquidation Value	(30.3)%
Net Assets	100%

Credit Quality
(% of total investment exposure)1
AAA/U.S. Guaranteed	4.1%
AA	35.4%
A	22.4%
BBB	17.3%
BB or Lower	12.3%
N/R (not rated)	8.5%
Total	100%

Portfolio Composition
(% of total investments)1
Tax Obligation/Limited	17.5%
Utilities	17.3%
Health Care	14.5%
Transportation	13.4%
Tax Obligation/General	8.3%
Education and Civic Organizations	8.0%
Consumer Staples	5.6%
Water and Sewer	4.5%
Other	10.9%
Total	100%

States and Territories
(as a % of total investments)1
California	10.6%
Illinois	10.0%
Texas	7.8%
Florida	7.1%
Michigan	6.3%
New Jersey	5.2%
Tennessee	4.9%
New York	3.9%
Ohio	3.8%
Pennsylvania	3.3%
Georgia	3.0%
Colorado	3.0%
Alabama	2.6%
Arizona	2.5%
Iowa	2.2%
Missouri	2.2%
Mississippi	2.0%
Other	19.6%
Total	100%

1	Excluding investments in derivatives.

Nuveen Investments	15

NID
Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 125.5% (99.8 of Total Investments)
	MUNICIPAL BONDS – 125.5% (99.8% 0f Total Investments)
	Alabama – 3.2% (2.6% of Total Investments)
$235	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006, 5.125%, 4/01/21 – AMBAC Insured	4/16 at 100.00	B1	$233,470
7,000	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%, 4/01/22 – NPFG Insured	4/16 at 100.00	AA–	7,002,660
665	Jefferson County, Alabama, General Obligation Warrants, Series 2004A, 5.000%, 4/01/18 – NPFG Insured	4/16 at 100.00	AA–	665,791
	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
625	5.250%, 1/01/16	No Opt. Call	A–	628,644
10,000	5.250%, 1/01/20	1/16 at 100.00	A–	10,058,300
200	5.500%, 1/01/22 – AGM Insured	1/16 at 100.00	AA	201,166
2,000	5.250%, 1/01/23	1/16 at 100.00	A–	2,011,660
20,725	Total Alabama			20,801,691
	Alaska – 0.3% (0.2% of Total Investments)
2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	12/15 at 100.00	B	1,827,540
	Arizona – 1.5% (1.2% of Total Investments)
895	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes Campus Project, Series 2006, 5.100%, 10/01/22	10/16 at 100.00	N/R	900,128
2,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A, 5.000%, 2/01/27	2/22 at 100.00	BBB+	2,195,300
	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A:
260	4.125%, 7/01/19 (Pre-refunded 1/01/16) – FGIC Insured	1/16 at 100.00	BB (4)	260,809
300	5.250%, 7/01/25 (Pre-refunded 1/01/16) – FGIC Insured	1/16 at 100.00	BB (4)	301,221
200	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A, 5.250%, 7/01/22 (Pre-refunded 1/01/16) – FGIC Insured	1/16 at 100.00	N/R (4)	200,814
695	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 4.750%, 7/01/30	7/25 at 100.00	N/R	687,049
	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013:
90	4.000%, 7/01/18	No Opt. Call	BB	91,346
1,050	5.000%, 7/01/23	No Opt. Call	BB	1,120,917
90	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.250%, 7/01/32	7/21 at 100.00	BB	96,097
1,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc. Project, Series 2014, 5.125%, 2/01/34	2/24 at 100.00	B+	994,080
760	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013, 5.000%, 7/01/25	7/20 at 102.00	BB	729,600
800	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 5.000%, 7/01/19 (ETM)	No Opt. Call	N/R (4)	908,648
942	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 5.750%, 7/01/22	7/16 at 100.00	N/R	951,090
9,082	Total Arizona			9,437,099
	California – 10.9% (8.6% of Total Investments)
100	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.300%, 10/01/23 – AMBAC Insured	No Opt. Call	BBB+	107,319

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,490	Alvord Unified School District, Riverside County, California, General Obligation Bonds, Tender Option Bond 3306, 26.373%, 8/01/23-NPFG Insured (IF) (5)	No Opt. Call	AA	$5,491,445
965	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26	No Opt. Call	Ba3	1,066,084
750	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 4740, 3.380%, 4/01/36 (IF) (5)	10/26 at 100.00	AA	720,180
500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB+	546,270
	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006:
415	5.000%, 11/01/16	No Opt. Call	N/R	421,250
2,125	5.000%, 11/01/21	11/16 at 100.00	N/R	2,156,429
5,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26	8/20 at 100.00	N/R	5,381,150
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
13,420	4.500%, 6/01/27	6/17 at 100.00	B+	13,243,392
5,100	5.000%, 6/01/33	6/17 at 100.00	B	4,652,526
2,355	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A, 5.500%, 9/01/17 – SYNCORA GTY Insured	No Opt. Call	N/R	2,454,522
310	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/23	8/18 at 100.00	BBB–	329,074
250	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32	8/21 at 100.00	A–	313,358
	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 2, Series 2006D:
1,020	0.000%, 8/01/18	No Opt. Call	N/R	882,320
1,165	0.000%, 8/01/19	No Opt. Call	N/R	950,034
1,310	0.000%, 8/01/20	No Opt. Call	N/R	1,006,814
1,450	0.000%, 8/01/21	No Opt. Call	N/R	1,046,886
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
2,430	5.500%, 11/01/19	No Opt. Call	Ba1	2,644,083
5,000	6.625%, 11/01/29	11/19 at 100.00	Ba1	5,516,400
700	Redwood City, California, Special Tax Refunding Bonds, Redwood Shores Community Facilities District 99-1, Shores Transportation Improvement Project, Series 2012B, 5.000%, 9/01/29	No Opt. Call	N/R	764,827
340	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	367,979
500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014, 5.000%, 9/01/29	9/24 at 100.00	N/R	512,065
2,395	San Bernardino Joint Powers Financing Authority, California, Tax Allocation Bonds, Series 2005A, 5.750%, 10/01/24 – AGM Insured	No Opt. Call	AA	2,881,137
260	San Diego, California, Community Facilities District 3 Liberty Station Special Tax Refunding Bonds Series 2013, 5.000%, 9/01/20	No Opt. Call	N/R	292,874
100	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Refunding Series 2006D, 5.000%, 8/01/18 – AMBAC Insured	8/17 at 100.00	BBB+	106,572
420	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2003, 5.000%, 8/01/25 – FGIC Insured	2/16 at 100.00	AA–	426,703
550	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2007B, 5.000%, 8/01/19 – SYNCORA GTY Insured	No Opt. Call	BBB+	584,914
1,500	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District 2008-1 Tejon Industrial Complex East 2012A, 5.000%, 9/01/32	No Opt. Call	N/R	1,592,880
1,500	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.000%, 9/01/32	No Opt. Call	N/R	1,592,880

Nuveen Investments	17

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$10,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2005A-2, 5.400%, 6/01/27	6/17 at 100.00	B+	$9,774,100
1,520	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	12/15 at 100.00	B+	1,519,985
120	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (4)	132,390
280	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	309,095
66,340	Total California			69,787,937
	Colorado – 4.5% (3.6% of Total Investments)
505	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding Series 2007A, 4.375%, 12/01/18 – RAAI Insured	12/17 at 100.00	AA	520,882
2,120	Bromley Park Metropolitan District 3, Brighton, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 4.750%, 12/01/37 – RAAI Insured	12/17 at 100.00	AA	2,165,432
4,005	Castle Oaks Metropolitan District, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2012, 5.500%, 12/01/22 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	4,017,815
765	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010B, 6.125%, 11/01/20	No Opt. Call	B	812,009
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 6.750%, 8/01/28	8/18 at 100.00	N/R	524,050
165	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/22	No Opt. Call	BB+	178,126
975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20	No Opt. Call	A	1,050,407
889	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2013, 6.875%, 10/01/27 (Alternative Minimum Tax)	No Opt. Call	N/R	907,023
3,270	Colorado Springs, Colorado, Utilities System Revenue Bonds, Tender Option Bond Trust 2015-XF0223, 14.092%, 10/01/20 (IF)	No Opt. Call	AA	4,213,199
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Tender Option Bond Trust 3316:
100	22.846%, 9/01/22 (IF) (5)	No Opt. Call	Aa2	212,250
300	22.846%, 3/01/23 (IF) (5)	No Opt. Call	Aa2	652,080
430	22.795%, 3/01/24 (IF) (5)	No Opt. Call	Aa2	943,618
725	22.846%, 3/01/25 (IF) (5)	No Opt. Call	Aa2	1,576,259
200	22.846%, 9/01/25 (IF) (5)	No Opt. Call	Aa2	422,250
3,385	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2006, 5.125%, 12/01/24 – SYNCORA GTY Insured	11/16 at 100.00	BBB–	3,497,450
860	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public Improvement Fee Supported Revenue Bonds, Series 2014A, 5.750%, 3/01/32	No Opt. Call	N/R	870,045
250	Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2008, 5.625%, 12/01/20 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	273,323
225	North Range Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 4.300%, 12/15/19 – ACA Insured	12/16 at 100.00	N/R	226,296
	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
500	5.000%, 12/01/18	No Opt. Call	N/R	527,945
1,000	5.000%, 12/01/21	No Opt. Call	N/R	1,078,450
590	Rendezvous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 5.200%, 12/01/17	No Opt. Call	N/R	548,547

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$3,150	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds, Mandalay Gardens Urban Renewal Project, Series 2012, 5.000%, 12/01/27	No Opt. Call	A	$3,523,433
24,909	Total Colorado			28,740,889
	Connecticut – 0.1% (0.1% of Total Investments)
6,579	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (6)	No Opt. Call	N/R	434,018
	District of Columbia – 0.7% (0.6% of Total Investments)
	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013:
500	4.000%, 10/01/19	No Opt. Call	BB+	509,660
500	4.000%, 10/01/20	No Opt. Call	BB+	508,000
670	4.000%, 10/01/21	No Opt. Call	BB+	676,667
	District of Columbia, Tax Increment Revenue Bonds, Gallery Place Project, Tender Option Bond Trust 1187:
745	21.005%, 6/01/29 (IF) (5)	6/21 at 100.00	Aa3	1,105,841
785	20.927%, 6/01/30 (IF) (5)	6/21 at 100.00	Aa3	1,137,520
520	21.005%, 6/01/31 (IF) (5)	6/21 at 100.00	Aa3	747,578
3,720	Total District of Columbia			4,685,266
	Florida – 12.5% (9.9% of Total Investments)
1,735	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36	No Opt. Call	N/R	1,735,347
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
425	5.000%, 11/15/20	No Opt. Call	BBB	471,249
150	5.000%, 11/15/23	No Opt. Call	BBB	168,347
795	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.000%, 5/01/30	5/25 at 100.00	N/R	795,557
125	Boynton Beach, Florida, Revenue Bonds, Charter Schools of Boynton Beach, Series 2012A, 5.750%, 6/01/22 (6)	No Opt. Call	CC	56,241
7,200	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015, 5.750%, 7/01/30	7/25 at 100.00	N/R	7,435,223
430	Capital Projects Finance Authority, Student Housing Revenue Bonds, Capital Projects Loan Program – Florida Universities, Series 2001F, 5.000%, 10/01/31 – NPFG Insured	2/16 at 100.00	AA–	429,961
2,295	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	7/20 at 100.00	Baa3	2,510,523
1,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A, 4.500%, 6/01/23	No Opt. Call	BBB–	1,053,840
3,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, TEMPS 70 Series 2014B-2, 6.500%, 5/15/20	5/16 at 100.00	N/R	3,004,650
2,845	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21	No Opt. Call	BB–	3,143,782
1,025	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.125%, 11/01/22	No Opt. Call	N/R	1,074,497
	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds, Florida Proton Therapy Institute Project, Series 2007A:
350	6.000%, 9/01/17	No Opt. Call	N/R	375,428
1,500	6.250%, 9/01/27	9/17 at 100.00	N/R	1,582,020
	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012:
1,170	5.250%, 11/01/22	No Opt. Call	N/R	1,234,186
1,310	5.750%, 11/01/32	No Opt. Call	N/R	1,378,788

Nuveen Investments	19

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,330	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	6/17 at 100.00	BB	$2,368,888
1,000	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project, Series 2007, 5.000%, 11/15/22	5/17 at 100.00	BBB–	1,048,630
1,000	Live Oak Community Development District 2, Hillsborough County, Florida, Special Assessment Bonds. Series 2004A, 5.850%, 5/01/35	5/16 at 100.00	N/R	1,000,740
405	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A, 6.000%, 7/01/25 (6)	1/16 at 100.00	N/R	264,538
5,615	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	5,820,508
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Tender Option Bond Trust 1156:
700	21.136%, 7/01/22 (IF) (5)	No Opt. Call	A2	1,359,225
820	21.136%, 7/01/23 (IF) (5)	7/22 at 100.00	A2	1,586,618
1,115	21.136%, 7/01/24 (IF) (5)	7/22 at 100.00	A2	2,078,360
800	21.136%, 7/01/25 (IF) (5)	7/22 at 100.00	A2	1,457,840
1,230	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	1,317,010
2,200	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Parkland Golf and Country Club Area A, Series 2005-A1, 5.450%, 5/01/26	5/16 at 100.00	N/R	2,201,056
1,990	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.125%, 8/01/22	8/16 at 100.00	N/R	2,091,271
500	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/25	12/24 at 100.00	BBB+	578,845
900	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/33	11/22 at 100.00	BBB+	965,430
1,900	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2011B, 7.250%, 8/01/16	No Opt. Call	N/R	1,925,099
725	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 3.500%, 5/01/19	No Opt. Call	N/R	746,098
2,150	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.500%, 10/01/24	10/17 at 100.00	BBB–	2,265,692
1,735	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	BBB–	1,868,439
1,130	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/25	5/23 at 100.00	N/R	1,173,189
	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014B:
2,925	5.000%, 7/01/29	7/24 at 100.00	A–	3,285,945
2,350	5.000%, 7/01/30	7/24 at 100.00	A–	2,626,948
1,560	5.000%, 7/01/31	7/24 at 100.00	A–	1,738,932
1,400	5.000%, 7/01/32	7/24 at 100.00	A–	1,553,986
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Tender Option Bond Trust 1132:
400	21.035%, 7/01/27 (IF) (5)	7/22 at 100.00	A	687,500
290	21.035%, 7/01/28 (IF) (5)	7/22 at 100.00	A	490,434
1,000	16.086%, 7/01/29 (IF) (5)	7/22 at 100.00	A	1,339,850
1,000	16.086%, 7/01/30 (IF) (5)	7/22 at 100.00	A	1,315,150
1,000	21.035%, 7/01/31 (IF) (5)	7/22 at 100.00	A	1,625,300
1,855	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/16 at 100.00	N/R	1,856,391

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,890	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.000%, 5/01/23	5/22 at 100.00	N/R	$2,012,604
2,525	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/23	No Opt. Call	N/R	2,510,153
630	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase Two Assessment Area, Refunding Series 2012A-2, 5.600%, 5/01/22	No Opt. Call	N/R	665,217
72,425	Total Florida			80,275,525
	Georgia – 1.5% (1.2% of Total Investments)
2,000	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	BB	2,448,860
	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds, Lenbrook Project, Series 2006A:
2,300	5.000%, 7/01/17	No Opt. Call	N/R	2,356,994
4,500	5.000%, 7/01/27	7/17 at 100.00	N/R	4,557,285
8,800	Total Georgia			9,363,139
	Guam – 2.7% (2.1% of Total Investments)
500	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A, 5.000%, 11/01/16	No Opt. Call	A–	519,615
	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
1,500	6.000%, 12/01/20	No Opt. Call	B+	1,616,835
325	6.875%, 12/01/40	12/20 at 100.00	B+	356,567
2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.250%, 7/01/25	7/20 at 100.00	A–	2,208,120
865	Guam Government, General Obligation Bonds, 2009 Series A, 6.000%, 11/15/19	No Opt. Call	BB–	958,437
2,500	Guam Government, General Obligation Bonds, 2009 Series A, 6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	3,045,375
2,000	Guam Government, General Obligation Bonds, Series 2007A, 5.000%, 11/15/23 (Pre-refunded 11/15/17)	11/17 at 100.00	BB– (4)	2,167,080
1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%, 12/01/24	12/19 at 100.00	BBB+	1,107,950
2,025	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	2,371,761
1,100	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	A–	1,227,908
1,365	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.250%, 7/01/24	7/23 at 100.00	A–	1,588,573
15,180	Total Guam			17,168,221
	Hawaii – 1.3% (1.0% of Total Investments)
6,070	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	No Opt. Call	N/R	6,166,818
620	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	BB+	616,540
1,550	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc., Series 1997, 5.625%, 11/15/27	5/16 at 100.00	BB–	1,549,938
8,240	Total Hawaii			8,333,296
	Idaho – 0.7% (0.6% of Total Investments)
4,645	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006, 5.250%, 9/01/26	9/16 at 100.00	BB+	4,692,007
	Illinois – 11.5% (9.2% of Total Investments)
1,070	Bellwood, Illinois, General Obligation Bonds, Series 2008, 7.000%, 12/01/29 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (4)	1,140,577
9,115	CenterPoint Intermodal Center Program Trust, Illinois, Class A Certificates, Series 2004, 3.840%, 6/15/23	12/15 at 100.00	N/R	9,115,000

Nuveen Investments	21

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$2,719	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopment Project, Series 2012, 6.100%, 1/15/29	No Opt. Call	N/R	$2,728,383
279	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, MetraMarket Project, Series 2010, 6.870%, 2/15/24	5/16 at 100.00	Ba2	280,043
900	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26	1/16 at 100.00	N/R	652,311
1,500	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.000%, 1/01/20	No Opt. Call	BBB+	1,582,005
	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF0124:
1,000	20.840%, 11/15/20 (IF) (5)	No Opt. Call	AA	1,366,900
3,040	20.840%, 11/15/20 (IF) (5)	No Opt. Call	AA	3,945,616
1,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	Caa1	939,130
	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007:
1,650	5.000%, 12/01/21	12/16 at 100.00	BBB	1,692,389
4,000	5.000%, 12/01/26	12/16 at 100.00	BBB	4,048,160
5,530	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	Caa1	5,173,148
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 1122:
480	20.692%, 9/01/21 (IF) (5)	No Opt. Call	BBB	765,317
330	20.654%, 9/01/21 (IF) (5)	No Opt. Call	BBB	525,782
435	20.637%, 9/01/22 (IF) (5)	No Opt. Call	BBB	700,224
3,525	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.375%, 2/15/25	2/16 at 100.00	BB–	3,525,388
	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
2,680	5.000%, 4/01/24	4/16 at 100.00	Baa3	2,685,735
1,950	5.000%, 4/01/26	4/16 at 100.00	Baa3	1,952,925
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
650	4.000%, 5/15/18	No Opt. Call	Baa1	681,239
770	4.000%, 5/15/19	No Opt. Call	Baa1	815,784
895	5.000%, 5/15/20	No Opt. Call	Baa1	990,112
1,035	5.000%, 5/15/21	No Opt. Call	Baa1	1,155,391
1,210	5.000%, 5/15/22	No Opt. Call	Baa1	1,357,487
1,575	5.000%, 5/15/24	5/22 at 100.00	Baa1	1,732,973
500	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A, 5.500%, 5/15/26	5/17 at 100.00	N/R	506,405
3,400	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation, Series 2009, 6.125%, 5/15/25	5/19 at 100.00	BBB+	3,798,582
100	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation, Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	116,943
620	Illinois Finance Authority, Revenue Refunding Bonds, Swedish Covenant Hospital, Refunding Series 2010A, 5.000%, 8/15/17	No Opt. Call	BBB+	652,711
2,500	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.000%, 6/15/27 – AGM Insured	6/24 at 100.00	AA	2,816,800
1,450	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/24	No Opt. Call	A–	1,600,322
	Illinois State, General Obligation Bonds, Refunding Series 2012:
1,000	5.000%, 8/01/20 – AGM Insured	No Opt. Call	AA	1,113,310
1,750	5.000%, 8/01/22	No Opt. Call	A–	1,932,980
4,000	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	4,530,680
2,000	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 16.705%, 8/01/23 – AGM Insured (IF) (5)	No Opt. Call	AA	3,061,360

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015:
$1,100	5.000%, 10/01/25	4/25 at 100.00	BBB+	$1,274,295
200	5.000%, 10/01/26	4/25 at 100.00	BBB+	229,500
2,500	Wauconda, Illinois, Special Service Area 1 Social Tax Bonds, Liberty Lake Project, Refunding Series 2015, 5.000%, 3/01/33 – BAM Insured	3/25 at 100.00	AA	2,798,275
68,458	Total Illinois			73,984,182
	Indiana – 2.6% (2.1% of Total Investments)
1,250	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A, 6.000%, 11/15/22	No Opt. Call	N/R	1,381,025
4,345	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.000%, 3/01/33	3/23 at 100.00	B+	4,248,715
1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC Project, Refunding Series 2013A, 6.250%, 7/01/23	No Opt. Call	BB–	1,068,950
950	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management Indianapolis LLC Project, Series 2013A, 6.250%, 7/01/23	No Opt. Call	BB–	1,015,503
760	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21	10/19 at 100.00	B–	740,004
3,785	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	BB–	2,890,188
6,330	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	BB–	4,887,835
400	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013, 5.875%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	459,252
18,820	Total Indiana			16,691,472
	Iowa – 2.6% (2.0% of Total Investments)
2,600	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BB+	2,636,192
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
9,320	5.000%, 12/01/19	No Opt. Call	BB–	9,875,471
1,150	5.500%, 12/01/22	12/18 at 100.00	BB–	1,212,664
2,100	5.250%, 12/01/25	12/23 at 100.00	BB–	2,293,284
	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Series 2012:
125	3.000%, 9/01/16	No Opt. Call	BB	125,573
180	4.000%, 9/01/18	No Opt. Call	BB	185,009
200	3.000%, 9/01/19	No Opt. Call	BB	198,890
15,675	Total Iowa			16,527,083
	Kansas – 2.0% (1.6% of Total Investments)
2,000	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System Sunbelt Obligated Group, Tender Option Bond Trust 1125, 22.443%, 11/15/32 (IF) (5)	5/22 at 100.00	Aa2	3,241,100
310	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System Sunbelt Obligated Group, Tender Option Bond Trust 2015-XF2190. Formerly Tender Option Bond Trust 3254, 18.555%, 5/15/20 (IF) (5)	No Opt. Call	Aa2	465,136
200	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, Dogwood Facility, Series 2015A, 5.000%, 12/01/28	12/25 at 100.00	A3	230,730
2,000	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1 Project, Series 2012B, 6.100%, 12/15/34	No Opt. Call	N/R	1,977,760
8,000	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 5.250%, 12/15/29	No Opt. Call	N/R	7,077,760
12,510	Total Kansas			12,992,486

Nuveen Investments	23

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana – 1.5% (1.2% of Total Investments)
$1,850	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.250%, 7/01/26	No Opt. Call	BB	$1,890,811
1,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB+	1,623,705
2,265	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured	No Opt. Call	N/R (4)	2,593,131
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011:
250	5.250%, 5/15/22	No Opt. Call	Baa1	280,593
500	6.250%, 5/15/31	No Opt. Call	Baa1	594,825
1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/22	No Opt. Call	A	1,189,710
1,000	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/21	No Opt. Call	A–	1,165,400
285	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/29	11/24 at 100.00	N/R	298,150
8,650	Total Louisiana			9,636,325
	Maine – 0.1% (0.0% of Total Investments)
350	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/22	No Opt. Call	BBB	398,951
	Massachusetts – 1.1% (0.9% of Total Investments)
1,755	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series 2006, 5.000%, 1/01/27 – ACA Insured	1/17 at 100.00	N/R	1,772,111
1,990	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series 2013, 5.250%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	AA	2,180,344
3,150	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/16 at 100.00	N/R	3,158,253
6,895	Total Massachusetts			7,110,708
	Michigan – 6.6% (5.2% of Total Investments)
205	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1998A, 4.750%, 7/01/25 – NPFG Insured	1/16 at 100.00	AA–	205,021
	Detroit, Michigan, General Obligation Bonds, Series 2001A-1:
155	5.375%, 4/01/18 – NPFG Insured	4/16 at 100.00	A3	155,353
310	5.000%, 4/01/19	4/16 at 100.00	A3	310,189
47	Detroit, Michigan, General Obligation Bonds, Series 2005A, 5.000%, 4/01/22 – AGM Insured	4/16 at 100.00	AA	46,862
100	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%, 7/01/34 – NPFG Insured	1/16 at 100.00	AA–	100,330
30	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%, 7/01/34 – NPFG Insured	1/16 at 100.00	A3	30,097
1,080	East Lansing, Michigan, Economic Development Corporation Limited Obligation Bonds, Burcham Hills Retirement Community First Mortgage, Series 2007-B1, 5.250%, 7/01/37	1/16 at 100.00	N/R	1,080,302
1,270	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical Center, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB–	1,316,165
	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax General Obligation Bonds, Series 2014G-2A:
845	5.375%, 4/01/18 – NPFG Insured	1/16 at 100.00	AA–	846,927
1,690	5.000%, 4/01/19	1/16 at 100.00	AA–	1,691,031
254	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax General Obligation Bonds, Series 2014G-8A, 5.000%, 4/01/22 – AGM Insured	4/16 at 100.00	AA	255,475
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-3:
5,000	5.000%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,861,350
5,000	5.000%, 7/01/25 – AGM Insured	7/24 at 100.00	AA	5,819,850
5,000	5.000%, 7/01/26 – AGM Insured	7/24 at 100.00	AA	5,770,350

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-7:
$2,000	5.000%, 7/01/25 – NPFG Insured	7/24 at 100.00	AA–	$2,298,340
2,000	5.000%, 7/01/26 – NPFG Insured	7/24 at 100.00	AA–	2,280,460
750	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB	766,358
340	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	BB–	341,170
825	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond Trust 2015-XF0126, 22.219%, 12/01/18 (IF) (5)	No Opt. Call	AA–	1,383,335
535	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/22	9/17 at 100.00	BBB–	545,481
1,930	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 8.500%, 12/01/30 (Alternative Minimum Tax)	12/23 at 100.00	N/R	1,867,043
7,505	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series 2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)	7/18 at 100.00	N/R	7,617,425
1,625	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/33	No Opt. Call	BBB	1,689,041
38,496	Total Michigan			42,277,955
	Minnesota – 0.6% (0.5% of Total Investments)
3,500	Cloquet, Minnesota, Pollution Control Revenue Bonds, Potlatch Corporation, Refunding Series 1996, 5.900%, 10/01/26	4/16 at 100.00	BB	3,503,605
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and Design, Series 2015-8D:
260	4.000%, 5/01/24	5/23 at 100.00	Baa2	278,130
250	4.000%, 5/01/26	5/23 at 100.00	Baa2	261,598
4,010	Total Minnesota			4,043,333
	Mississippi – 0.6% (0.5% of Total Investments)
1,845	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue Bonds, Northrop Grumman Ship Systems Inc. Project, Series 2006, 4.550%, 12/01/28	12/16 at 100.00	BB+	1,855,018
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
800	22.598%, 1/01/20 (IF) (5)	No Opt. Call	AA–	1,388,000
500	22.598%, 1/01/20 (IF) (5)	No Opt. Call	AA–	829,650
3,145	Total Mississippi			4,072,668
	Missouri – 1.5% (1.2% of Total Investments)
3,500	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	6/16 at 100.00	N/R	3,531,290
595	Pevely, Missouri, Neighborhood Improvement District Bonds, Southern Heights Project, Series 2004, 5.250%, 3/01/22 – RAAI Insured	3/16 at 100.00	AA	596,369
3,000	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2012, 4.000%, 12/01/36	No Opt. Call	BBB	3,081,900
865	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.000%, 5/01/24	5/23 at 100.00	N/R	909,522
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B:
405	5.375%, 11/01/23	5/16 at 100.00	N/R	405,522
905	5.500%, 11/01/27	5/16 at 100.00	N/R	905,950
9,270	Total Missouri			9,430,553
	Nebraska – 0.7% (0.6% of Total Investments)
2,000	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A	2,342,500

Nuveen Investments	25

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
$1,445	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	A	$1,592,535
635	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/26	5/24 at 100.00	BBB+	725,957
4,080	Total Nebraska			4,660,992
	Nevada – 1.5% (1.2% of Total Investments)
1,630	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Regional Healthcare Project, Refunding Series 2012, 5.000%, 9/01/27	No Opt. Call	BBB+	1,794,875
620	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30	1/20 at 100.00	A+	693,656
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-13 Cornerstone, Refunding Series 2013:
615	4.000%, 3/01/17	No Opt. Call	N/R	620,203
735	4.000%, 3/01/18	No Opt. Call	N/R	740,138
690	4.000%, 3/01/19	No Opt. Call	N/R	691,684
795	5.000%, 3/01/20	No Opt. Call	N/R	823,517
835	5.000%, 3/01/21	No Opt. Call	N/R	863,407
870	5.000%, 3/01/22	No Opt. Call	N/R	897,214
1,800	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18, Inspirada Series 2006, 5.150%, 9/01/21	3/16 at 100.00	N/R	1,662,966
1,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 7. 500%, 6/15/23	6/19 at 100.00	BBB	1,129,020
9,590	Total Nevada			9,916,680
	New Hampshire – 0.2% (0.2% of Total Investments)
	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
265	0.000%, 1/01/17 – ACA Insured	No Opt. Call	AA	256,101
500	0.000%, 1/01/18 – ACA Insured	No Opt. Call	AA	466,520
320	0.000%, 1/01/19 – ACA Insured	No Opt. Call	AA	287,504
370	0.000%, 1/01/20 – ACA Insured	No Opt. Call	AA	319,354
1,455	Total New Hampshire			1,329,479
	New Jersey – 6.0% (4.8% of Total Investments)
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 1151:
1,440	2.712%, 9/01/25 (IF) (5)	3/25 at 100.00	A–	687,744
1,200	4.213%, 9/01/27 (IF) (5)	3/23 at 100.00	A–	545,640
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
3,000	5.125%, 9/15/23 (Alternative Minimum Tax)	3/16 at 100.00	BB–	3,286,920
7,550	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	BB–	8,247,545
7,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26	7/21 at 100.00	BB+	7,632,170
5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	5,529,150
910	New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Obligated Group, Series 2007A, 5.250%, 7/01/23	7/17 at 100.00	BBB	960,414
500	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 21.235%, 1/01/24 (IF) (5)	7/22 at 100.00	A+	952,175
10,985	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.625%, 6/01/26	6/17 at 100.00	B+	10,863,504
37,585	Total New Jersey			38,705,262
	New Mexico – 0.5% (0.4% of Total Investments)
1,235	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	12/15 at 100.00	N/R	1,235,494

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Mexico (continued)
$2,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, Series 2012, 5.000%, 5/15/32	No Opt. Call	BBB–	$2,090,220
3,235	Total New Mexico			3,325,714
	New York – 6.8% (5.4% of Total Investments)
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
505	4.000%, 4/01/20	No Opt. Call	BBB–	527,548
570	4.000%, 4/01/23	No Opt. Call	BBB–	591,569
	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014:
320	3.750%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	N/R	332,419
1,080	4.500%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	1,164,542
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
840	5.000%, 5/01/23	No Opt. Call	BB+	936,071
1,000	5.000%, 5/01/28	No Opt. Call	BB+	1,081,470
1,000	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.500%, 12/01/21	12/18 at 100.00	Ba1	1,121,500
1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	6/16 at 100.00	B	1,003,560
7,850	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	8,240,851
200	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006A, 5.000%, 12/01/16	No Opt. Call	BB	204,600
70	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006B, 5.000%, 12/01/16	No Opt. Call	BB	71,610
190	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/22 – AMBAC Insured	1/17 at 100.00	BB+	197,030
6,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34	11/24 at 100.00	N/R	6,786,585
1,600	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	6/17 at 100.00	N/R	1,647,280
5,000	Suffolk County Industrial Development Agency, New York, Continuing Care Retirement Community Revenue Bonds, Jefferson's Ferry Project, Series 2006, 5.000%, 11/01/28	11/16 at 100.00	BBB–	5,092,050
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
5,060	5.000%, 6/01/26	6/16 at 100.00	BB–	5,118,190
10,000	5.000%, 6/01/34	6/16 at 100.00	B	9,535,600
42,785	Total New York			43,652,475
	Ohio – 6.5% (5.2% of Total Investments)
21,900	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B–	19,627,217
2,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	2,230,660
130	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation, Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	CCC+	91,449
250	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	No Opt. Call	BB–	190,980
3,400	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22	No Opt. Call	BB	3,674,856
6,000	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	2/16 at 100.00	B	6,000,420

Nuveen Investments	27

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$1,675	Toledo-Lucas County Port Authority, Ohio, Special Assessment Revenue Bonds, Crocker Park Public Improvement Project, Series 2003, 5.250%, 12/01/23 (Pre-refunded 12/01/15)	12/15 at 100.00	BB (4)	$1,680,276
8,445	Toledo-Lucas County Port Authority, Ohio, Special Assessment Revenue Bonds, Crocker Park Public Improvement Project, Series 2003, 5.375%, 12/01/35 (Pre-refunded 12/01/15)	12/15 at 100.00	BB (4)	8,453,022
43,800	Total Ohio			41,948,880
	Oklahoma – 0.6% (0.5% of Total Investments)
3,300	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative Minimum Tax)	No Opt. Call	BB–	3,654,189
	Oregon – 0.3% (0.2% of Total Investments)
1,000	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/31	No Opt. Call	BBB–	1,057,680
730	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	No Opt. Call	N/R	732,110
1,730	Total Oregon			1,789,790
	Pennsylvania – 6.5% (5.2% of Total Investments)
2,268	Aliquippa Municipal Water Authority, Pennsylvania, Water and Sewer Revenue Bonds, Subordinated Series 2013, 5.000%, 5/15/26	No Opt. Call	N/R	2,356,073
	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
5,125	6.500%, 5/01/17	No Opt. Call	BB–	4,366,653
3,300	6.750%, 11/01/24	11/19 at 100.00	BB–	2,534,631
420	6.875%, 5/01/30	11/19 at 100.00	BB–	316,579
2,265	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States Steel Corporation, Series 2005, 5.500%, 11/01/16	No Opt. Call	BB–	2,036,824
920	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	1/16 at 100.00	N/R	929,191
3,685	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/32	No Opt. Call	Baa2	3,929,279
4,025	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)	No Opt. Call	CCC+	3,709,561
1,450	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB	1,617,316
825	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc – Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/30	7/25 at 100.00	BBB–	884,780
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30	1/25 at 100.00	N/R	1,011,610
1,595	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc., Series 2012, 5.000%, 7/01/27	No Opt. Call	BBB–	1,677,063
4,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	12/15 at 100.00	B	4,000,160
750	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	BBB	829,673
4,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	4,645,160
1,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007B, 5.500%, 7/01/26	7/17 at 100.00	BBB–	1,034,480
3,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012B, 6.250%, 7/01/23	No Opt. Call	BBB–	3,154,590
2,595	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012C, 3.000%, 1/01/17	No Opt. Call	Ba1	2,635,352
42,223	Total Pennsylvania			41,668,975

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Puerto Rico – 0.5% (0.4% of Total Investments)
$3,500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/27 – AMBAC Insured	No Opt. Call	CC	$3,340,820
	Rhode Island – 1.0% (0.8% of Total Investments)
6,000	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 – AGC Insured	5/19 at 100.00	A3	6,556,080
	South Carolina – 1.9% (1.5% of Total Investments)
	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Tender Option Bond Trust 1141:
1,500	21.415%, 11/01/27 (IF) (5)	11/22 at 100.00	A2	2,438,250
1,010	21.395%, 11/01/28 (IF) (5)	11/22 at 100.00	A2	1,618,273
1,255	21.415%, 11/01/29 (IF) (5)	11/22 at 100.00	A2	1,977,755
1,450	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 5.125%, 8/15/35	2/25 at 100.00	BB	1,453,045
5,000	York County, South Carolina, Celanese, Series 1994, 5.700%, 1/01/24 (Alternative Minimum Tax)	1/16 at 100.00	BB–	5,013,050
10,215	Total South Carolina			12,500,373
	Tennessee – 1.6% (1.3% of Total Investments)
2,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A	2,307,840
1,935	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2012A, 5.000%, 1/01/26	No Opt. Call	A	2,231,713
4,650	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014, 5.250%, 5/01/25	11/24 at 100.00	N/R	4,677,249
1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/23	No Opt. Call	A	1,158,860
9,585	Total Tennessee			10,375,662
	Texas – 8.8% (7.0% of Total Investments)
275	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A, 5.000%, 1/01/34 – SYNCORA GTY Insured	1/17 at 100.00	BBB–	277,783
7,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier Series 2006B, 5.750%, 1/01/24	1/17 at 100.00	BB	7,181,650
	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment Revenue Bonds, Series 2013:
1,300	4.500%, 11/01/18	No Opt. Call	N/R	1,339,442
1,500	6.000%, 11/01/28	11/23 at 100.00	N/R	1,601,205
610	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement Residence, Series 2007, 5.000%, 7/01/27	7/17 at 100.00	BBB	627,647
2,095	Board of Managers, Joint Guadalupe County – Seguin City Hospital, Texas, FHA Insured Hospital	8/18 at 100.00	Ba1 (4)	2,346,253
	Mortgage Revenue Bonds, Guadalupe Regional Medical Center Project, Series 2007, 5.500%, 8/15/36 (Pre-refunded 8/15/18)
1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	BBB	1,057,700
2,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Tender Option Bond Trust 3307, 23.966%, 12/01/26 – AMBAC Insured (IF) (5)	No Opt. Call	AA+	4,856,500
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	2,093,560
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A:
330	5.000%, 6/01/18	No Opt. Call	Baa3	354,833
1,500	5.000%, 6/01/20	No Opt. Call	Baa3	1,666,470
535	5.000%, 6/01/21	No Opt. Call	Baa3	597,638
855	5.000%, 6/01/22	No Opt. Call	Baa3	963,517
915	5.000%, 6/01/23	No Opt. Call	Baa3	1,039,230
1,500	Health Facilities Development District of Central Texas, Revenue Bonds, Legacy at Willow Bend Project, Series 2006A, 5.625%, 11/01/26	11/16 at 100.00	N/R	1,516,650

Nuveen Investments	29

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/21 (Alternative Minimum Tax)	No Opt. Call	Baa1	$227,466
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	BBB–	1,046,050
1,250	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	5/16 at 100.00	BB–	1,254,288
1,500	Red River Authority, Texas, Pollution Control Revenue Bonds, AEP Texas North Company, Public Service Company of Oklahoma and AEP Texas Central Company Oklaunion Project, Refunding Series 2007, 4.450%, 6/01/20 – NPFG Insured	No Opt. Call	AA–	1,644,780
2,680	San Antonio Public Facilities Corporation, Texas, Lease Revenue Bonds, Convention Center Refinancing & Expansion Project, Tender Option Bond Trust 2015-XF0125, 22.376%, 9/15/20 (IF) (5)	No Opt. Call	AA+	4,613,860
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 1149:
100	22.953%, 8/15/22 (IF) (5)	No Opt. Call	AA–	191,065
155	21.747%, 8/15/24 (IF) (5)	8/23 at 100.00	AA–	297,394
200	21.953%, 8/15/26 (IF) (5)	8/23 at 100.00	AA–	368,930
170	21.706%, 8/15/27 (IF) (5)	8/23 at 100.00	AA–	304,825
	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D:
485	5.625%, 12/15/17	No Opt. Call	BBB+	511,505
9,320	6.250%, 12/15/26	No Opt. Call	BBB+	11,401,155
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/22	No Opt. Call	A3	5,837,600
1,190	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015, 6.125%, 9/01/35	9/25 at 100.00	N/R	1,189,726
46,665	Total Texas			56,408,722
	Utah – 1.0% (0.8% of Total Investments)
6,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)	12/18 at 100.00	N/R	6,346,500
	Vermont – 0.6% (0.4% of Total Investments)
3,600	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/01/18) (Alternative Minimum Tax)	No Opt. Call	B+	3,619,872
	Virgin Islands – 1.8% (1.4% of Total Investments)
3,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/29	10/24 at 100.00	BBB+	3,291,510
640	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/25	10/20 at 100.00	BBB	711,514
1,515	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	1,825,560
5,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	Baa3	5,635,900
10,155	Total Virgin Islands			11,464,484
	Virginia – 2.8% (2.2% of Total Investments)
	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012:
1,265	4.000%, 3/01/20	No Opt. Call	N/R	1,277,448
1,000	5.000%, 3/01/21	No Opt. Call	N/R	1,051,940
1,410	5.000%, 3/01/22	No Opt. Call	N/R	1,487,339

30	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Tender Option Bond Trust 3309:
$1,800	22.846%, 5/15/20 (IF) (5)	No Opt. Call	AA+	$3,255,210
120	22.846%, 5/15/20 (IF) (5)	No Opt. Call	AA+	214,752
400	17.842%, 5/15/20 (IF) (5)	No Opt. Call	AA+	525,060
2,615	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, Hoechst Celanese Project, Series 1996, 6.450%, 5/01/26	5/16 at 100.00	BB–	2,623,446
1,651	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Series 2007, 5.800%, 9/01/17	No Opt. Call	N/R	1,761,138
1,000	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32	No Opt. Call	N/R	1,010,590
	Virginia Gateway Community Development Authority, Prince William County, Virginia, Special Assessment Refunding Bonds, Series 2012:
695	5.000%, 3/01/25	No Opt. Call	N/R	728,805
620	4.500%, 3/01/29	No Opt. Call	N/R	615,685
1,505	5.000%, 3/01/30	No Opt. Call	N/R	1,561,317
1,410	Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, Refunding Series 2014, 5.000%, 10/01/23	No Opt. Call	A–	1,662,418
15,491	Total Virginia			17,775,148
	Washington – 2.5% (2.0% of Total Investments)
500	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	4/16 at 100.00	N/R	499,780
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of Puget Sound, Series 2006, 5.000%, 12/01/24 – RAAI Insured	12/16 at 100.00	AA	2,074,420
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
3,800	6.000%, 10/01/22	No Opt. Call	N/R	4,202,532
2,135	6.500%, 10/01/32	No Opt. Call	N/R	2,317,051
	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013:
1,000	5.000%, 7/01/21	No Opt. Call	A–	1,114,950
1,000	5.000%, 7/01/23	No Opt. Call	A–	1,121,810
5,000	Washington State Health Care Facilities Authority, Tender Option Bond Trust, Series 2015-XF1017, 2.631%, 1/01/35 (IF) (5)	7/24 at 100.00	A	4,813,200
15,435	Total Washington			16,143,743
	Wisconsin – 2.7% (2.1% of Total Investments)
1,740	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R	1,913,582
	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A:
4,580	5.500%, 2/01/21	No Opt. Call	AA–	5,073,220
350	6.500%, 2/01/31	2/19 at 102.00	AA–	401,706
415	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin – Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB–	428,853
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,200	5.250%, 12/01/22	No Opt. Call	N/R	1,231,788
1,610	6.000%, 12/01/32	No Opt. Call	N/R	1,641,282
760	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012, 5.000%, 4/01/22	No Opt. Call	BB–	782,435
1,115	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation – Cullowhee LLC – Western California University Project, Series 2015A, 5.000%, 7/01/30	7/25 at 100.00	BBB–	1,182,948
3,130	Public Finance Authority, Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	3,316,797

Nuveen Investments	31

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 2015-XF0127:
$50	20.690%, 4/01/20 (IF) (5)	No Opt. Call	Aa3	$96,190
100	21.517%, 10/01/20 (IF) (5)	No Opt. Call	Aa3	204,440
185	21.126%, 10/01/20 (IF) (5)	No Opt. Call	Aa3	363,730
100	21.517%, 10/01/20 (IF) (5)	No Opt. Call	Aa3	193,435
250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc., Series 2010B, 5.000%, 4/01/30	4/20 at 100.00	A–	264,078
15,585	Total Wisconsin			17,094,484
	Wyoming – 0.1% (0.1% of Total Investments)
595	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35 (Alternative Minimum Tax)	12/15 at 100.00	BBB	597,053
$761,533	Total Long-Term Investments (cost $803,311,612)			805,587,721

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2% (0.2% of Total Investments)
	MUNICIPAL BONDS – 0.2% (0.2% of Total Investments)
$1,160	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014A, 6.000%, 12/15/15 (7)	No Opt. Call	N/R	$1,160,917
110	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014B, 6.000%, 12/15/15 (7)	No Opt. Call	N/R	110,087
170	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014C, 6.000%, 12/15/15 (7)	No Opt. Call	N/R	170,134
$1,440	Total Short-Term Investments (cost $1,440,000)			1,441,138
	Total Investments (cost $804,751,612) – 125.7%			807,028,859
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (27.3)% (8)			(175,000,000)
	Other Assets Less Liabilities – 1.6% (9)			10,161,313
	Net Assets Applicable to Common Shares – 100%			$642,190,172

32	Nuveen Investments

Investments in Derivatives as of November 30, 2015
Interest Rate Swaps outstanding:

									Variation
		Fund			Fixed Rate				Margin	Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination		Receivable/	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (10)	Date	Value	Payable	(Depreciation)
JPMorgan*	$24,300,000	Receive	3-Month USD LIBOR-ICE	2.857%	Semi-Annually	7/13/16	7/13/26	$(1,425,451)	$(46,964)	$(1,425,451)
JPMorgan	21,400,000	Receive	Weekly USD-SIFMA	1.985	Quarterly	10/3/16	10/3/28	(367,495)	N/A	(367,495)
	$45,700,000							$(1,792,946)	$(46,964)	$(1,792,946)
* Citigroup is the clearing broker for this transaction.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor's Group ("Standard & Poor's"), Moody's Investor Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)
As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund's Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund's records.

(7)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(8)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 21.7%.
(9)
Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as presented on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) of exchange-cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

(10)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each swap contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate Intercontinental Exchange
USD-SIFMA	United States Dollar-Securities Industry and Financial Markets Association
See accompanying notes to financial statements.

Nuveen Investments	33

NIQ
Nuveen Intermediate Duration Quality Municipal Term Fund
	Portfolio of Investments	November 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 127.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 127.9% (100.0% of Total Investments)
	Alabama – 3.3% (2.6% of Total Investments)
$2,000	Alabama Federal Aid Highway Finance Authority, Federal Highway Grant Anticipation Revenue Bonds, Tender Option Bond Trust 2013-2W, 22.453%, 9/01/26 (IF) (4)	9/22 at 100.00	AA	$3,521,700
2,500	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%, 4/01/22 – NPFG Insured	4/16 at 100.00	AA–	2,500,950
4,500	Total Alabama			6,022,650
	Arizona – 3.2% (2.5% of Total Investments)
405	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes Campus Project, Series 2006, 5.100%, 10/01/22	10/16 at 100.00	N/R	407,321
	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2013D:
965	5.000%, 2/01/24	2/23 at 100.00	BBB+	1,114,758
1,065	5.000%, 2/01/26	2/23 at 100.00	BBB+	1,206,453
1,945	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A, 5.250%, 7/01/26 (Pre-refunded 1/01/16) – FGIC Insured	1/16 at 100.00	N/R (5)	1,952,916
1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 5.000%, 7/01/19 (ETM)	No Opt. Call	N/R (5)	1,135,810
5,380	Total Arizona			5,817,258
	California – 13.6% (10.6% of Total Investments)
3,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 10/01/27 – AGM Insured	10/23 at 100.00	AA	3,570,000
	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013:
560	5.000%, 10/01/19	No Opt. Call	Baa1	622,154
415	5.000%, 10/01/21	No Opt. Call	Baa1	473,905
1,930	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/34	12/24 at 100.00	BB+	2,064,926
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	6/17 at 100.00	B	2,736,780
	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
915	5.500%, 9/01/17 – SYNCORA GTY Insured	No Opt. Call	N/R	953,668
660	5.500%, 9/01/27 – SYNCORA GTY Insured	No Opt. Call	N/R	679,114
1,265	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho Vallecitos Mobile Home Park, Series 2013, 4.500%, 4/15/23	No Opt. Call	A–	1,398,483
	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007:
1,345	5.000%, 6/01/21	6/17 at 100.00	B–	1,346,076
1,075	4.625%, 6/01/21	6/17 at 100.00	B–	1,066,862
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 31 Eastvale Area, Series 2013:
150	4.000%, 9/01/25	9/22 at 100.00	N/R	158,537
305	4.000%, 9/01/26	9/22 at 100.00	N/R	321,025
250	4.000%, 9/01/27	9/22 at 100.00	N/R	261,998
670	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	Ba1	723,808
1,805	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.000%, 9/01/22	No Opt. Call	N/R	1,995,030
185	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 0.000%, 10/01/26	No Opt. Call	A	169,429

34	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$200	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.100%, 6/01/17	No Opt. Call	N/R	$202,842
340	San Diego, California, Community Facilities District 3 Liberty Station Special Tax Refunding Bonds Series 2013, 5.000%, 9/01/17	No Opt. Call	N/R	361,090
1,080	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2005A, 5.000%, 8/01/17 – NPFG Insured	2/16 at 100.00	AA–	1,084,255
955	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (5)	1,053,604
2,160	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	2,384,445
925	Washington Township Health Care District, California, Revenue Bonds, Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	Baa1	1,043,160
23,190	Total California			24,671,191
	Colorado – 3.8% (3.0% of Total Investments)
	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013:
280	4.000%, 6/01/18	No Opt. Call	A	295,162
310	4.000%, 6/01/20	No Opt. Call	A	334,524
250	5.000%, 6/01/21	No Opt. Call	A	285,170
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Tender Option Bond Trust 3316:
100	22.846%, 9/01/22 (IF) (4)	No Opt. Call	Aa2	212,250
300	22.846%, 3/01/23 (IF) (4)	No Opt. Call	Aa2	652,080
430	22.795%, 3/01/24 (IF) (4)	No Opt. Call	Aa2	943,618
725	22.846%, 3/01/25 (IF) (4)	No Opt. Call	Aa2	1,576,259
200	22.846%, 9/01/25 (IF) (4)	No Opt. Call	Aa2	422,250
200	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2006, 4.500%, 12/01/25 – SYNCORA GTY Insured	11/16 at 100.00	BBB–	202,892
350	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	AA–	307,349
1,535	Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2008, 5.625%, 12/01/20 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (5)	1,678,200
4,680	Total Colorado			6,909,754
	Florida – 9.1% (7.1% of Total Investments)
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
420	5.000%, 11/15/20	No Opt. Call	BBB	465,704
150	5.000%, 11/15/23	No Opt. Call	BBB	168,347
515	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 5.500%, 11/01/23	No Opt. Call	N/R	534,585
1,270	Broward County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC Project, Series 2013A, 5.000%, 4/01/23 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	1,494,879
455	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	7/20 at 100.00	Baa3	497,729
2,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A, 4.500%, 6/01/23	No Opt. Call	BBB–	2,107,680
1,000	Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series 2015A, 5.000%, 10/01/23	No Opt. Call	BBB+	1,162,390
2,960	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2012A, 5.000%, 10/01/26	No Opt. Call	A2	3,451,596
	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
2,535	3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	2,627,781
500	4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	509,100

Nuveen Investments	35

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,400	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/22	No Opt. Call	BBB+	$1,581,510
250	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.750%, 10/01/22	10/17 at 100.00	BBB–	264,728
305	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/24	No Opt. Call	BBB+	348,771
1,370	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/23	No Opt. Call	N/R	1,361,944
15,130	Total Florida			16,576,744
	Georgia – 3.8% (3.0% of Total Investments)
1,025	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 4.000%, 7/01/22	No Opt. Call	A–	1,111,356
1,000	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	1,000,910
2,000	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project Series 2006A, 5.000%, 2/01/34 – SYNCORA GTY Insured	2/16 at 100.00	N/R	2,003,300
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center, Inc. Project, Refunding Series 2009B, 5.000%, 3/15/16 (ETM)	No Opt. Call	A2 (5)	2,027,260
905	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2012A-2, 3.930%, 7/01/26	1/16 at 100.00	N/R	778,027
6,930	Total Georgia			6,920,853
	Idaho – 0.6% (0.4% of Total Investments)
1,000	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006, 5.250%, 9/01/20	9/16 at 100.00	BB+	1,017,000
	Illinois – 12.8% (10.0% of Total Investments)
2,500	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF1007, 20.776%, 11/15/25 (IF) (4)	11/22 at 100.00	AA	3,504,300
1,190	Hillside, Cook County, Illinois, Tax Increment Revenue Bonds, Mannheim Redevelopment Project, Senior Lien Series 2008, 6.550%, 1/01/20	1/18 at 102.00	N/R	1,276,251
1,790	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 12/01/19	No Opt. Call	AA–	2,044,860
1,000	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007, 5.000%, 12/01/26	12/16 at 100.00	BBB	1,012,040
1,500	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.375%, 2/15/25	2/16 at 100.00	BB–	1,500,165
2,680	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A, 5.000%, 4/01/24	4/16 at 100.00	Baa3	2,685,735
250	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A, 5.500%, 5/15/26	5/17 at 100.00	N/R	253,203
4,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A, 5.000%, 2/01/27	No Opt. Call	A1	4,727,720
5,000	Illinois State, General Obligation Bonds, Series 2013, 5.000%, 7/01/23	No Opt. Call	A–	5,532,749
1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	819,280
20,910	Total Illinois			23,356,303
	Indiana – 2.3% (1.8% of Total Investments)
1,180	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.000%, 3/01/33	3/23 at 100.00	B+	1,153,851
1,500	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A, 5.000%, 2/01/25	No Opt. Call	AA+	1,831,875
1,145	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB+	1,192,735
3,825	Total Indiana			4,178,461

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Iowa – 2.8% (2.2% of Total Investments)
$1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BB+	$1,013,920
2,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.000%, 12/01/19	No Opt. Call	BB–	2,119,200
2,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	1,991,340
5,000	Total Iowa			5,124,460
	Kentucky – 2.1% (1.6% of Total Investments)
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1:
1,320	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA	1,423,105
115	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	125,191
3,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Capital Appreciation Series 2013B, 0.000%, 7/01/23	No Opt. Call	Baa3	2,245,590
4,435	Total Kentucky			3,793,886
	Louisiana – 0.9% (0.7% of Total Investments)
500	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB+	541,235
1,000	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/22	No Opt. Call	A–	1,176,770
1,500	Total Louisiana			1,718,005
	Maine – 2.4% (1.9% of Total Investments)
1,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	BBB	1,078,750
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
620	5.000%, 7/01/25	No Opt. Call	A	743,876
340	5.000%, 7/01/27	No Opt. Call	A	400,139
1,850	5.000%, 7/01/29	No Opt. Call	A	2,146,426
3,810	Total Maine			4,369,191
	Maryland – 1.0% (0.8% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital Issue, Series 2012A:
195	5.000%, 7/01/20	No Opt. Call	Baa1	220,329
275	5.000%, 7/01/22	No Opt. Call	Baa1	317,592
1,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2011A, 5.000%, 9/15/22	No Opt. Call	AAA	1,209,740
1,470	Total Maryland			1,747,661
	Massachusetts – 2.0% (1.5% of Total Investments)
250	Massachusetts Development Finance Agency, First Mortgage Revenue Bonds, Brookhaven at Lexington Project, Series 2005A, 5.000%, 3/01/35 – RAAI Insured	3/16 at 100.00	AA	250,585
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Covanta Energy Project, Series 2012A, 4.875%, 11/01/27 (Alternative Minimum Tax)	No Opt. Call	BB+	1,007,980
420	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2012C, 5.000%, 7/01/29	7/22 at 100.00	BBB	461,030
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2012C:
80	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	96,606
500	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	Baa2 (5)	603,790
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
140	5.000%, 1/01/21 – AMBAC Insured	1/16 at 100.00	N/R	140,291
1,000	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/16 at 100.00	N/R	1,002,620
3,390	Total Massachusetts			3,562,902

Nuveen Investments	37

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan – 8.1% (6.3% of Total Investments)
$1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender Option Bond Trust 3308, 23.015%, 11/01/26 – AGM Insured (IF) (4)	No Opt. Call	Aa1	$1,884,450
62	Detroit, Michigan, General Obligation Bonds, Series 2005A, 5.000%, 4/01/25 – AGM Insured	4/16 at 100.00	AA	62,483
	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B:
50	5.000%, 7/01/33 – NPFG Insured	7/16 at 100.00	AA–	50,535
60	5.000%, 7/01/33 – FGIC Insured	7/16 at 100.00	AA–	60,641
1,260	5.000%, 7/01/36 – MBIA-NPFG Insured	7/16 at 100.00	AA–	1,273,469
735	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%, 7/01/34 – NPFG Insured	1/16 at 100.00	AA–	737,426
250	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A, 5.000%, 7/01/34 – AGM Insured	7/16 at 100.00	AA	252,833
290	Detroit, Michigan, Water Supply System Second Lien Revenue Refunding Bonds, Series 2006C, 5.000%, 7/01/33 – AGM Insured	No Opt. Call	AA	293,286
165	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%, 7/01/34 – NPFG Insured	1/16 at 100.00	A3	165,533
440	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003D. RMKTD, 5.000%, 7/01/33 – NPFG Insured	No Opt. Call	AA–	444,704
10	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D, 5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	AA	10,113
730	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical Center, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB–	756,536
338	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax General Obligation Bonds, Series 2014G-8A, 5.000%, 4/01/25 – AGM Insured	4/16 at 100.00	AA	340,633
2,020	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center, Refunding Series 2012A, 4.125%, 6/01/32 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	2,310,920
3,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/23 – AGM Insured	No Opt. Call	AA	3,489,449
190	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB	194,144
1,405	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond Trust 2015-XF0126, 22.219%, 12/01/18 (IF) (4)	No Opt. Call	AA–	2,355,862
12,005	Total Michigan			14,683,017
	Minnesota – 1.5% (1.2% of Total Investments)
750	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/20	No Opt. Call	A–	855,548
	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A:
205	3.550%, 3/01/21	No Opt. Call	BBB–	206,937
100	3.700%, 3/01/22	No Opt. Call	BBB–	101,555
	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013:
610	5.000%, 1/01/17	No Opt. Call	N/R	626,824
500	5.000%, 1/01/18	No Opt. Call	N/R	523,580
500	5.000%, 1/01/19	No Opt. Call	N/R	530,620
2,665	Total Minnesota			2,845,064
	Mississippi – 2.5% (2.0% of Total Investments)
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
800	22.598%, 1/01/20 (IF) (4)	No Opt. Call	AA–	1,449,480
1,000	22.598%, 1/01/20 (IF) (4)	No Opt. Call	AA–	1,780,950
200	22.598%, 1/01/20 (IF) (4)	No Opt. Call	AA–	347,000
1,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, South Central Regional Medical Center, Refunding & Improvement Series 2006, 5.250%, 12/01/21	12/16 at 100.00	BBB	1,030,270
3,000	Total Mississippi			4,607,700

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Missouri – 2.8% (2.2% of Total Investments)
$500	Franklin County Industrial Development Authority, Missouri, Sales Tax Refunding Revenue Bonds, Phoenix Center II Community Improvement District Project, Series 2013A, 4.000%, 11/01/25	11/20 at 100.00	N/R	$517,025
1,000	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	6/16 at 100.00	N/R	1,008,940
3,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/23	No Opt. Call	A	3,572,160
4,500	Total Missouri			5,098,125
	Nebraska – 1.8% (1.4% of Total Investments)
3,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	A	3,306,300
	New Jersey – 6.7% (5.2% of Total Investments)
615	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy Charter School Project, Series 2013A, 5.150%, 8/01/23	No Opt. Call	B	511,133
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
2,000	5.000%, 6/15/24	6/22 at 100.00	BBB+	2,166,160
1,000	5.000%, 6/15/28	No Opt. Call	BBB+	1,057,250
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
860	5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	BBB	973,486
500	5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	572,585
500	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	575,200
620	5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	709,460
1,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 1151, 2.712%, 9/01/25 (IF) (4)	3/25 at 100.00	A–	477,600
1,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	BB–	1,092,390
1,045	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.250%, 7/01/21	7/18 at 100.00	BB+	1,098,002
195	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18	No Opt. Call	BBB–	205,255
3,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/29	6/17 at 100.00	B	2,717,310
12,335	Total New Jersey			12,155,831
	New York – 5.0% (3.9% of Total Investments)
495	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015, 5.000%, 7/01/29	7/25 at 100.00	BBB+	563,439
500	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/18	No Opt. Call	A+	541,615
	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005:
385	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	395,152
2,000	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	2,099,580
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006A:
100	5.000%, 12/01/16	No Opt. Call	BB	102,300
1,800	5.000%, 12/01/21	12/16 at 100.00	BB	1,860,228
65	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006B, 5.000%, 12/01/16	No Opt. Call	BB	66,495
2,000	New York Convention Center Development Corporation, New York, Hotel Unit Fee Secured Revenue Bonds, Refunding Series 2015, 5.000%, 11/15/25	No Opt. Call	Aa3	2,462,660
1,000	Suffolk County Industrial Development Agency, New York, Continuing Care Retirement Community Revenue Bonds, Jefferson's Ferry Project, Series 2006, 5.000%, 11/01/28	11/16 at 100.00	BBB–	1,018,410
8,345	Total New York			9,109,879

Nuveen Investments	39

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina – 0.9% (0.7% of Total Investments)
$1,040	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/18 – AMBAC Insured (ETM)	No Opt. Call	AAA	$1,150,167
400	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.250%, 1/01/25 – AGC Insured	No Opt. Call	AA	434,704
1,440	Total North Carolina			1,584,871
	Ohio – 4.9% (3.8% of Total Investments)
3,500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/30	6/17 at 100.00	B–	3,129,630
2,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	2,230,660
1,150	Ohio State Treasurer, Tax-Exempt Private Activity Bonds, Portsmouth Gateway Group, LLC – Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/27 – AGM Insured (Alternative Minimum Tax)	6/25 at 100.00	AA	1,328,894
2,000	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008, 5.750%, 12/01/28	12/18 at 100.00	A–	2,233,020
8,650	Total Ohio			8,922,204
	Oregon – 0.6% (0.5% of Total Investments)
965	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/22	No Opt. Call	BBB–	1,085,866
	Pennsylvania – 4.2% (3.3% of Total Investments)
90	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc – Student Housing Project at Millersville University, Series 2013, 4.000%, 7/01/19	No Opt. Call	BBB–	94,831
	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University Project, Series 2013:
465	4.000%, 5/01/20	No Opt. Call	BBB	504,767
480	4.000%, 5/01/21	No Opt. Call	BBB	521,270
500	4.000%, 5/01/22	No Opt. Call	BBB	541,440
520	4.000%, 5/01/23	No Opt. Call	BBB	563,347
2,190	Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue Bonds, Series 2012A, 5.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	2,552,292
1,700	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 6/30/28 (Alternative Minimum Tax)	6/26 at 100.00	BBB	1,912,704
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013:
370	5.000%, 12/01/20	No Opt. Call	BBB	418,992
435	5.000%, 12/01/21	No Opt. Call	BBB	494,443
6,750	Total Pennsylvania			7,604,086
	Rhode Island – 1.8% (1.4% of Total Investments)
3,000	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 – AGC Insured	5/19 at 100.00	A3	3,278,040
	South Carolina – 1.9% (1.5% of Total Investments)
1,000	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2010-A2, 5.000%, 1/01/18	No Opt. Call	A–	1,081,720
2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014B, 5.000%, 12/01/31	6/24 at 100.00	AA–	2,324,300
3,000	Total South Carolina			3,406,020
	Tennessee – 6.3% (4.9% of Total Investments)
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2012A:
1,440	5.000%, 1/01/25	No Opt. Call	A	1,671,912
2,170	5.000%, 1/01/26	No Opt. Call	A	2,502,748

40	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$2,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B, 5.750%, 7/01/22 (Alternative Minimum Tax)	7/20 at 100.00	A	$2,322,820
400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	461,056
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
1,020	5.000%, 2/01/21	No Opt. Call	A	1,159,332
1,490	5.000%, 2/01/24	No Opt. Call	A	1,717,255
1,365	5.000%, 2/01/25	No Opt. Call	A	1,587,126
9,885	Total Tennessee			11,422,249
	Texas – 9.9% (7.8% of Total Investments)
200	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25	1/20 at 100.00	BBB+	222,340
500	Central Texas Regional Mobility Authority, Revenue Bonds, Subordinate Lien Refunding Series 2013, 5.000%, 1/01/22	No Opt. Call	BBB	553,920
685	Denton County Fresh Water Supply District 7, Texas, General Obligation Bonds, Refunding Series 2013, 4.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	738,348
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	2,093,560
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
230	5.000%, 11/15/22	No Opt. Call	A3	268,433
1,660	5.000%, 11/15/23	No Opt. Call	A3	1,955,032
960	5.000%, 11/15/25	11/24 at 100.00	A3	1,127,251
515	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.250%, 9/01/19	No Opt. Call	A2	587,218
	Irving, Texas, Hotel Occupancy Tax Revenue Bonds, Series 2014B:
465	4.000%, 8/15/22	8/19 at 100.00	BBB+	487,404
535	4.000%, 8/15/23	8/19 at 100.00	BBB+	557,962
100	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/20 (Alternative Minimum Tax)	No Opt. Call	Baa1	112,539
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 1149:
100	21.953%, 8/15/22 (IF) (4)	No Opt. Call	AA–	191,065
155	21.747%, 8/15/24 (IF) (4)	8/23 at 100.00	AA–	297,394
200	21.953%, 8/15/26 (IF) (4)	8/23 at 100.00	AA–	368,930
175	21.706%, 8/15/27 (IF) (4)	8/23 at 100.00	AA–	313,791
3,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	BBB+	3,669,900
3,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/27	No Opt. Call	A3	3,358,080
230	Texas Public Finance Authority Charter School Finance Corporation, Education Revenue Bonds, Uplift Education, Series 2007A, 5.750%, 12/01/27	12/17 at 100.00	BBB–	243,172
360	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System, Series 2011, 6.000%, 5/01/23	5/21 at 100.00	BBB	405,108
460	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA Insured Mortgage Revenue Bonds, Series 2006A, 5.000%, 8/01/31 (Pre-refunded 8/01/16) – NPFG Insured	8/16 at 100.00	AA– (5)	474,329
15,530	Total Texas			18,025,776
	Utah – 1.7% (1.4% of Total Investments)
3,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)	12/18 at 100.00	N/R	3,173,250

Nuveen Investments	41

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Vermont – 0.5% (0.4% of Total Investments)
$900	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/02/18) (Alternative Minimum Tax)	No Opt. Call	B+	$904,968
	Virgin Islands – 1.2% (0.9% of Total Investments)
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 4.000%, 10/01/22 – AGM Insured	No Opt. Call	AA	2,130,660
	Virginia – 0.3% (0.3% of Total Investments)
535	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/15/21	No Opt. Call	BBB	612,142
	Washington – 0.5% (0.4% of Total Investments)
700	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A, 5.000%, 4/01/27	10/24 at 100.00	A+	830,942
	West Virginia – 0.6% (0.4% of Total Investments)
1,035	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Refunding Series 2015A, 1.900%, 3/01/40	No Opt. Call	Baa1	1,040,806
	Wisconsin – 0.5% (0.4% of Total Investments)
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 2015-XF0127:
100	21.517%, 10/01/20 (IF) (4)	No Opt. Call	Aa3	204,440
185	21.126%, 10/01/20 (IF) (4)	No Opt. Call	Aa3	363,730
100	21.517%, 10/01/20 (IF) (4)	No Opt. Call	Aa3	193,435
435	Total Wisconsin			857,795
$208,825	Total Long-Term Investments (cost $228,284,852)			232,471,910
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (30.3)% (6)			(55,000,000)
	Other Assets Less Liabilities – 2.4% (7)			4,345,611
	Net Assets Applicable to Common Shares – 100%			$181,817,521

42	Nuveen Investments

Investments in Derivatives as of November 30, 2015
Interest Rate Swaps:

									Variation
		Fund			Fixed Rate				Margin	Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination		Receivable/	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (8)	Date	Value	Payable	(Depreciation)
Barclays*	$ 4,600,000	Receive	3-Month USD LIBOR-ICE	2.504%	Semi-Annually	9/20/16	9/20/26	$(104,229)	$(12,937)	$(104,229)
JPMorgan*	6,700,000	Receive	3-Month USD LIBOR-ICE	2.857	Semi-Annually	7/13/16	7/13/26	(393,025)	(8,670)	(393,025)
JPMorgan	9,800,000	Receive	Weekly USD-SIFMA	1.947	Quarterly	6/09/16	6/09/26	(292,087)	N/A	(292,087)
	$21,100,000							$(789,341)	$(21,607)	$(789,341)

*	Citigroup is the clearing broker for this transaction.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 23.7%.
(7)
Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as presented on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) of exchange-cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate Intercontinental Exchange
USD-SIFMA	United States Dollar-Securities Industry and Financial Markets Association
See accompanying notes to financial statements.

Nuveen Investments	43

Statement of
Assets and Liabilities	November 30, 2015 (Unaudited)

			Intermediate
	Intermediate		Duration
	Duration		Quality
	(NID	)	(NIQ	)
Assets
Long-term investments, at value (cost $803,311,612 and $228,284,852, respectively)	$805,587,721		$232,471,910
Short-term investments, at value (cost $1,440,000 and $—, respectively)	1,441,138		—
Cash	—		365,374
Cash collateral at brokers(1)	1,592,709		781,751
Receivable for:
Interest	14,935,811		4,102,463
Investments sold	1,220,000		190,000
Deferred offering costs	35,018		10,524
Other assets	25,354		1,575
Total assets	824,837,751		237,923,597
Liabilities
Cash overdraft	4,017,627		—
Unrealized depreciation on interest rate swaps	367,495		292,087
Payable for:
Dividends	2,515,901		590,169
Interest	130,890		41,137
Offering costs	—		17,658
Variation margin on swap contracts	46,964		21,607
Variable Rate MuniFund Term Preferred ("VMTP") Shares, at liquidation value	175,000,000		55,000,000
Accrued expenses:
Management fees	441,495		106,087
Trustees fees	25,504		836
Other	101,703		36,495
Total liabilities	182,647,579		56,106,076
Net assets applicable to common shares	$642,190,172		$181,817,521
Common shares outstanding	46,909,660		13,097,144
Net asset value ("NAV") per common share outstanding	$13.69		$13.88
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$469,097		$130,971
Paid-in surplus	670,273,908		187,016,880
Undistributed (Over-distribution of) net investment income	3,320,500		266,131
Accumulated net realized gain (loss)	(32,357,634)		(8,994,178)
Net unrealized appreciation (depreciation)	484,301		3,397,717
Net assets applicable to common shares	$642,190,172		$181,817,521
Authorized shares:
Common	Unlimited		Unlimited
Preferred	Unlimited		Unlimited
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.
See accompanying notes to financial statements.

44	Nuveen Investments

Statement of
Operations	Six Months Ended November 30, 2015 (Unaudited)

		Intermediate
	Intermediate	Duration
	Duration	Quality
	(NID )	(NIQ )
Investment Income	$20,002,492	$4,661,584
Expenses
Management fees	2,693,261	644,438
Interest expense and amortization of offering costs	1,006,655	364,387
Custodian fees	52,770	21,460
Trustees fees	10,354	2,945
Professional fees	50,840	23,414
Shareholder reporting expenses	34,329	11,645
Shareholder servicing agent fees	9,688	8,185
Stock exchange listing fees	7,476	3,984
Investor relations expenses	22,897	6,557
Other	29,773	13,561
Total expenses	3,918,043	1,100,576
Net investment income (loss)	16,084,449	3,561,008
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(852,679)	(19,019)
Swaps	(8,309,806)	(1,694,194)
Change in net unrealized appreciation (depreciation) of:
Investments	401,731	3,349,210
Swaps	7,522,727	1,087,904
Net realized and unrealized gain (loss)	(1,238,027)	2,723,901
Net increase (decrease) in net assets applicable to common shares from operations	$14,846,422	$6,284,909
See accompanying notes to financial statements.

Nuveen Investments	45

Statement of
	Changes in Net Assets	(Unaudited)

	Intermediate		Intermediate
	Duration (NID)		Duration Quality (NIQ)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	11/30/15	5/31/15	11/30/15	5/31/15
Operations
Net investment income (loss)	$16,084,449	$32,450,093	$3,561,008	$7,617,188
Net realized gain (loss) from:
Investments	(852,679)	(4,531,653)	(19,019)	(1,116,149)
Swaps	(8,309,806)	(2,150,000)	(1,694,194)	(2,692,675)
Change in net unrealized appreciation (depreciation) of:
Investments	401,731	13,987,130	3,349,210	2,954,981
Swaps	7,522,727	(6,487,736)	1,087,904	(1,282,038)
Net increase (decrease) in net assets applicable to common shares from operations	14,846,422	33,267,834	6,284,909	5,481,307
Distributions to Common Shareholders
From net investment income	(16,043,104)	(32,104,971)	(3,811,269)	(7,809,827)
Decrease in net assets applicable to common shares from distributions to common shareholders	(16,043,104)	(32,104,971)	(3,811,269)	(7,809,827)
Net increase (decrease) in net assets applicable to common shares	(1,196,682)	1,162,863	2,473,640	(2,328,520)
Net assets applicable to common shares at the beginning of period	643,386,854	642,223,991	179,343,881	181,672,401
Net assets applicable to common shares at the end of period	$642,190,172	$643,386,854	$181,817,521	$179,343,881
Undistributed (Over-distribution of) net investment income at the end of period	$3,320,500	$3,279,155	$266,131	$516,392
See accompanying notes to financial statements.

46	Nuveen Investments

Statement of
	Cash Flows	Six Months Ended November 30, 2015 (Unaudited)

		Intermediate
	Intermediate	Duration
	Duration	Quality
	(NID )	(NIQ )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$14,846,422	$6,284,909
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(50,776,887)	(5,938,117)
Proceeds from sales and maturities of investments	65,287,261	6,815,257
Proceeds from (Purchases of) short-term investments, net	—	2,240,000
Proceeds from (Payments for) swaps contracts, net	(8,309,806)	(1,694,194)
Investments transactions adjustment, net	(206,920)	(5,385)
Taxes paid on undistributed capital gains	(16)	—
Amortization (Accretion) of premiums and discounts, net	3,186,679	1,489,717
Amortization of deferred offering costs	10,457	16,675
(Increase) Decrease in:
Cash collateral at brokers	(1,592,709)	(781,751)
Receivable for interest	(262,096)	(137,833)
Receivable for investments sold	(345,000)	110,000
Other assets	3,082	3,292
Increase (Decrease) in:
Payable for interest	(55,857)	(10,548)
Payable for investments purchased	(5,309,157)	(1,145,580)
Payable for variation margin on swap contracts	46,964	21,607
Accrued management fees	(16,182)	(3,289)
Accrued Trustees fees	3,288	(37)
Accrued other expenses	(7,628)	(13,803)
Net realized (gain) loss from:
Investments	852,679	19,019
Paydowns	—	(2,252)
Swaps	8,309,806	1,694,194
Change in net unrealized (appreciation) depreciation of:
Investments	(401,731)	(3,349,210)
Swaps(1)	(8,948,178)	(1,585,158)
Net cash provided by (used in) operating activities	16,314,471	4,027,514
Cash Flows from Financing Activities
Increase (Decrease) in:
Cash overdraft	(254,342)	—
Payable for offering costs	—	10,581
Cash distributions paid to common shareholders	(16,060,129)	(3,839,302)
Net cash provided by (used in) financing activities	(16,314,471)	(3,828,721)
Net Increase (Decrease) in Cash	—	198,793
Cash at beginning of period	—	166,581
Cash at end of period	$—	$365,374

		Intermediate
	Intermediate	Duration
	Duration	Quality
Supplemental Disclosure of Cash Flow Information	(NID )	(NIQ )
Cash paid for interest (excluding amortization of offering costs)	$907,651	$285,337
(1) Excluding exchange-cleared swaps.
See accompanying notes to financial statements.

Nuveen Investments	47

Financial
Highlights (Unaudited)
Selected data for a common share outstanding throughout each period:

		Investment Operations			Less Distributions to Common Shareholders			Common Share
	Beginning Common Share NAV	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Offering Costs	Ending NAV	Ending Share Price
Intermediate Duration (NID)
Year Ended 5/31:
2016(g)	$13.72	$0.34	$(0.03)	$0.31	$(0.34)	$—	$(0.34)	$—	$13.69	$12.57
2015	13.69	0.69	0.02	0.71	(0.68)	—	(0.68)	—	13.72	12.48
2014	14.04	0.69	(0.37)	0.32	(0.67)	—	(0.67)	— **	13.69	12.59
2013(d)	14.33	0.26	(0.30)	(0.04)	(0.22)	—	(0.22)	(0.03)	14.04	13.00

Intermediate Duration Quality (NIQ)
Year Ended 5/31:
2016(g)	13.69	0.27	0.21	0.48	(0.29)	—	(0.29)	—	13.88	12.64
2015	13.87	0.58	(0.16)	0.42	(0.60)	—	(0.60)	—	13.69	12.49
2014	14.12	0.60	(0.27)	0.33	(0.58)	—	(0.58)	—	13.87	12.92
2013(e)	14.33	0.14	(0.22)	(0.08)	(0.10)	—	(0.10)	(0.03)	14.12	13.09

	VMTP Shares
	at the End of Period
	Aggregate	Asset
	Amount	Coverage
	Outstanding	Per $100,000
	(000)	Share
Intermediate Duration (NID)
Year Ended 5/31:
2016(g)	$175,000	$466,966
2015	175,000	467,650
2014	175,000	466,985
2013(d)	175,000	476,271

Intermediate Duration Quality (NIQ)
Year Ended 5/31:
2016(g)	55,000	430,577
2015	55,000	426,080
2014	55,000	430,313
2013(e)	55,000	436,154

48	Nuveen Investments

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets
Based on NAV (a)	Based on Share Price (a)	Ending Net Assets (000)	Expenses	(c)	Net Investment Income (Loss)	(b)	Portfolio Turnover Rate	(f)

2.30%	3.51%	$642,190	1.19	%*	5.05	%*	6%
5.29	4.62	643,387	1.23		5.01		18
2.66	2.47	642,224	1.28		5.33		19
(0.46)	(11.94)	658,474	1.05	*	3.97	*	20

3.56	3.59	181,818	1.18	*	4.03	*	3
3.01	1.27	179,344	1.16		4.17		15
2.70	3.64	181,672	1.21		4.57		13
(0.77)	(12.12)	184,885	1.10	*	3.30	*	1

(a)
Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(b)	Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund.
(c)	The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 4 – Fund Shares, Preferred Shares), as follows:

Intermediate Duration (NID)
Year Ended 5/31:
2016(g)	0.28	%*
2015	0.33
2014	0.36
2013(d)	0.23	*

Intermediate Duration Quality (NIQ)
Year Ended 5/31:
2016(g)	0.36	%*
2015	0.33
2014	0.36
2013(e)	0.30	*

(d)	For the period December 5, 2012 (commencement of operations) through May 31, 2013.
(e)	For the period February 7, 2013 (commencement of operations) through May 31, 2013.
(f)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(g)	For the six months ended November 30, 2015.
*	Annualized.
**	Rounds to less than $0.01 per share.
See accompanying notes to financial statements.

Nuveen Investments	49

Notes to Financial Statements (Unaudited)
1. General Information and Significant Accounting Policies
General Information
Fund Information
The funds covered in this report and their corresponding New York Stock Exchange ("NYSE") symbols are as follows (each a "Fund" and collectively, the "Funds"):

•	Nuveen Intermediate Duration Municipal Term Fund (NID) ("Intermediate Duration (NID)")
•	Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ) ("Intermediate Duration Quality (NIQ)")
The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, closed-end management investment companies. Intermediate Duration (NID) and Intermediate Duration Quality (NIQ) were organized as Massachusetts business trusts on September 11, 2012 and December 11, 2012, respectively. Intermediate Duration (NID) and Intermediate Duration Quality (NIQ) each have a term of ten years and intend to liquidate and distribute their net assets to shareholders on or before March 31, 2023 and June 30, 2023, respectively.
The end of the reporting period for the Funds is November 30, 2015, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2015 (the "current fiscal period").
Investment Adviser
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the "Adviser"), a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen"). The Adviser is responsible for each Fund's overall investment strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the "Sub-Adviser"), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Investment Objectives and Principal Investment Strategies
Intermediate Duration (NID) seeks to provide a high level of current income exempt from regular federal income tax with a secondary objective of seeking additional total return. The Fund will seek to achieve its investment objectives by investing in municipal securities that the Sub-Adviser believes are underrated or undervalued, based upon its bottom-up, research-driven investment strategy. The Fund also will seek to reduce the risk of rising interest rates by maintaining a portfolio with an intermediate duration of between three and ten years (including the effects of leverage). The Fund's portfolio will be actively managed, with the goal of capitalizing on historically favorable municipal credit spreads (the difference between yields on municipal securities across all debt rating categories) currently available in the market. Under normal circumstances, the Fund will invest at least 80% of its managed assets (as defined in Note 7 – Management Fees and Other Transactions with Affiliates) in municipal securities and other related investments, the income from which is exempt from regular federal income tax. The Fund will invest at least 50% of its managed assets in investment grade municipal securities; it also may invest in below investment grade securities, which are regarded as having predominately speculative characteristics with respect to an issuer's capacity to pay interest and repay principal, and are commonly referred to as junk bonds or high yield debt.
Intermediate Duration Quality (NIQ) seeks to provide current income exempt from regular federal income tax with a secondary objective of seeking additional total return. The Fund seeks to achieve its investment objectives by investing in a diversified portfolio of primarily investment grade quality municipal securities (at least 80% of managed assets), the income from which is exempt from regular federal income tax. The Fund also will seek to reduce the risk of rising interest rates by maintaining a portfolio with an intermediate duration of between three and ten years (including the effects of leverage). The Fund will emphasize the purchase of municipal securities that the Sub-Adviser believes are underrated or undervalued. The Fund's portfolio will be actively managed, seeking to capitalize on favorable relative value opportunities, with the goal of outperforming broad municipal market benchmarks over the life of the Fund.
Significant Accounting Policies
Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 "Financial Services-Investment Companies." The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

50	Nuveen Investments

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
As of the end of the reporting period, the Funds' did not have any when issued/delayed delivery purchase commitments.
Investment Income
Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.
Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as "Legal fee refund" on the Statement of Operations.
Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.
Distributions to common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivative Association, Inc. ("ISDA") master agreements or other similar arrangements ("netting agreements"). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to common shares from operations during the reporting period. Actual results may differ from those estimates.
2. Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market

Nuveen Investments	51

Notes to Financial Statements (Unaudited) (continued)
participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
Prices of fixed income securities are provided by a pricing service approved by the Funds' Board of Trustees (the "Board"). The pricing service establishes a security's fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.
Prices of swap contracts are also provided by a pricing service approved by the Board using the same methods as described above, and are generally classified as Level 2.
Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's net asset value ("NAV") (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security's fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund's fair value measurements as of the end of the reporting period:

Intermediate Duration (NID)	Level 1	Level 2	Level 3		Total
Long-Term Investments*:
Municipal Bonds	$—	$805,587,721	$—		$805,587,721
Short-Term Investments*:
Municipal Bonds	—	—	1,441,138	***	1,441,138
Investments in Derivatives:
Interest Rate Swaps**	—	(1,792,946)	—		(1,792,946)
Total	$—	$803,794,775	$1,441,138		$805,235,913
Intermediate Duration Quality (NIQ)
Long-Term Investments*:
Municipal Bonds	$—	$232,471,910	$—		$232,471,910
Investments in Derivatives:
Interest Rate Swaps**	—	(789,342)	—		(789,342)
Total	$—	$231,682,568	$—		$231,682,568

*	Refer to the Fund's Portfolio of Investments for state classifications.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.
***	Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser's Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board is responsible for making fair value determinations, evaluating the effectiveness of the Funds' pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser's dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

52	Nuveen Investments

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)
If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument's current value.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.
3. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an "Underlying Bond"), typically with a fixed interest rate, into a special purpose tender option bond ("TOB") trust (referred to as the "TOB Trust") created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as "Floaters") in face amounts equal to some fraction of the Underlying Bond's par amount or market value, and (b) an inverse floating rate certificate (referred to as an "Inverse Floater") that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider ("Liquidity Provider"), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond's downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond's value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the "Trustee") transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a "self-deposited Inverse Floater"). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an "externally-deposited Inverse Floater").
An investment in a self-deposited Inverse Floater is accounted for as a "financing" transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund's Portfolio of Investments as "(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction," with the Fund recognizing as liabilities, labeled "Floating rate obligations" on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in "Investment Income" the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust's borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of "Interest expense and amortization of offering costs" on the Statement of Operations.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund's Portfolio of Investments as "(IF) – Inverse floating rate investment." For an externally-deposited Inverse Floater, a Fund's Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related

Nuveen Investments	53

Notes to Financial Statements (Unaudited) (continued)
borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in "Investment Income" only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund's TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

			Intermediate
	Intermediate		Duration
	Duration		Quality
Floating Rate Obligations Outstanding	(NID	)	(NIQ	)
Floating rate obligations: self-deposited Inverse Floaters	$—		$—
Floating rate obligations: externally-deposited Inverse Floaters	185,060,000		48,320,000
Total	$185,060,000		$48,320,000
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond is not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust's outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of "Floating rate obligations" on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, Intermediate Duration Quality (NIQ) had outstanding borrowings under such liquidity facilities in the amount of $7,490,400, which are recognized as a component of "Floating rate obligations". There were no loans outstanding under such facilities for Intermediate Duration (NID) as of the end of the reporting period.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a "recourse arrangement" or "credit recovery swap") (TOB Trusts involving such agreements are referred to herein as "Recourse Trusts"), under which a Fund agrees to reimburse the Liquidity Provider for the Trust's Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund's potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as "Unrealized depreciation on Recourse Trusts" on the Statement of Assets and Liabilities.
As of the end of the reporting period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

			Intermediate
	Intermediate		Duration
	Duration		Quality
Floating Rate Obligations – Recourse Trusts	(NID	)	(NIQ	)
Maximum exposure to Recourse Trusts: self-deposted Inverse Floaters	$—		$—
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	175,250,000		48,320,000
Total	$175,250,000		$48,320,000
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

54	Nuveen Investments

Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments, such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Interest Rate Swaps Contracts
Interest rate swap contracts involve a Fund's agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment. Forward interest rate swap contracts involve a Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the swap contract and the termination date of the swap contract. Swap contracts do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the net amount of interest payments that the Fund is to receive.
Interest rate swap contracts are valued daily. Upon entering into an interest rate swap contract (and beginning on the effective date for a forward interest rate swap contract), a Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on the interest rate swap contracts on a daily basis, and recognizes the daily change in the fair value of the Fund's contractual rights and obligations under the contracts. For over-the-counter ("OTC") swaps, the net amount recorded on these transactions, for each counterparty, is recognized on the Statement of Assets and Liabilities as a component of "Unrealized appreciation or depreciation on interest rate swaps (, net)."
Upon the execution of an exchanged-cleared swap contract, in certain instances a Fund is obligated to deposit cash or eligible securities, also known as "initial margin," into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open swap contracts, if any, is recognized as "Cash collateral at brokers" on the Statement of Assets and Liabilities. Investments in exchange-cleared interest rate swap contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day's "mark-to-market" of the swap contract. If a Fund has unrealized appreciation, the clearing broker will credit the Fund's account with an amount equal to the appreciation. Conversely, if the Fund has unrealized depreciation, the clearing broker will debit the Fund's account with an amount equal to the depreciation. These daily cash settlements are also known as "variation margin." Variation margin is recognized as a receivable and/or payable for "Variation margin on swap contracts" on the Statement of Assets and Liabilities.
The net amount of periodic payments settled in cash are recognized as a component of "Net realized gain (loss) from swaps" on the Statement of Operations, in addition to the net realized gain or loss recorded upon the termination of the swap contract. For tax purposes, payments expected to be received or paid on the swap contacts are treated as ordinary income or expense, respectively.
Changes in the value of the swap contracts during the fiscal period are recognized as a component of "Change in net unrealized appreciation (depreciation) of swaps." In certain instances, payments are made or received upon entering into the swap contract to compensate for differences between the stated terms of the swap agreements and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Payments received or made at the beginning of the measurement period, if any, are recognized as "Interest rate swaps premiums paid and/or received" on the Statement of Assets and Liabilities.
During the current fiscal period, each Fund used duration shortening interest rate swap contracts to help maintain its ten-year duration mandate.
The average notional amount of interest rate swap contracts outstanding during the current fiscal period was as follows:

Intermediate
	Intermediate		Duration
	Duration		Quality
	(NID	)	(NIQ	)
Average notional amount of interest rate swap contracts outstanding*	$65,500,000		$26,966,667

*	The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal period and at the end of each fiscal quarter within the current fiscal period.

Nuveen Investments	55

Notes to Financial Statements (Unaudited) (continued)
The following table presents the fair value of all swap contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying	Derivative
Risk Exposure	Instrument	Location	Value	Location	Value
Intermediate Duration (NID)
Interest Rate	Swaps (OTC)	—	$—	Unrealized depreciation on interest rate swaps	$(367,495)

	Swaps (Exchange-Cleared)	—	$—	Cash collateral at brokers and Payable for variation margin on swap contracts*	$(1,425,451)
Total			—		$(1,792,946)
Intermediate Duration Quality (NIQ)
Interest Rate	Swaps (OTC)	—	$—	Unrealized depreciation on interest rate swaps	$(292,087)
	Swaps (Exchange-Cleared)	—	$—	Cash collateral at brokers	$(497,254)
				and Payable for variation
				margin on swap contracts*
Total			—		$(789,341)

*	Value represents the unrealized appreciation (depreciation) of swaps as reported in the Fund's Portfolio of Investments and not the asset and/or liability amount as described in the table above.
The following table presents the swap contracts subject to netting agreements, and the collateral delivered related to those swap contracts as of the end of the reporting period.

		Gross		Gross	Amounts	Net Unrealized	Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Counterparty	Unrealized Appreciation on Interest Rate Swaps	**	Unrealized (Depreciation) on Interest Rate Swaps **	Netted on Statement of Assets and Liabilities	Appreciation (Depreciation) on Interest Rate Swaps	Financial Instruments	***	Collateral Pledged to (from) Counterparty	Net Exposure
Intermediate Duration (NID)
	JPMorgan	$—		$(367,495)	$—	$(367,495)	$367,495		$—	$—

Intermediate Duration Quality (NIQ)
	JPMorgan	$—		$(292,087)	$—	$(292,087)	$292,087		$—	$—

**	Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
***	Represents inverse floating rate securities available for offset.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on swap contracts on the Statement of Operations during the current fiscal period and the primary underlying risk exposure.

				Change in Net
			Net Realized	Unrealized Appreciation
	Underlying	Derivative	Gain (Loss) from	(Depreciation) of
Fund	Risk Exposure	Instrument	Swaps	Swaps
Intermediate Duration (NID)	Interest rate	Swaps	$(8,309,806)	$7,522,727
Intermediate Duration Quality (NIQ)	Interest rate	Swaps	$(1,694,194)	$1,087,904
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to

56	Nuveen Investments

pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
4. Fund Shares
Common Share Transactions
The Funds did not have any transactions in common shares during current and prior fiscal periods.
Preferred Shares
Variable Rate MuniFund Term Preferred Shares
Each Fund has issued and outstanding Variable Rate MuniFund Term Preferred ("VMTP") Shares, with $100,000 liquidation value per share. VMTP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, VMTP Shares outstanding, at liquidation value, for each Fund was as follows:

			Shares
			Outstanding at
		Shares	$ 100,000 Per Share
Fund	Series	Outstanding	Liquidation Value
Intermediate Duration (NID)	2018	1,750	$175,000,000
Intermediate Duration Quality (NIQ)	2018	550	$55,000,000
Intermediate Duration (NID) and Intermediate Duration Quality (NIQ) refinanced all of their outstanding Series 2016 VMTP Shares with the issuance of new Series 2018 VMTP Shares on July 1, 2015 and October 1, 2015, respectively.
Each Fund is obligated to redeem its VMTP Shares by the date as specified in its offering document ("Term Redemption Date"), unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares are subject to redemption at the option of each Fund ("Optional Redemption Date"), subject to payment of premium for approximately one year following the date of issuance ("Premium Expiration Date"), and at par thereafter. Each Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund's series of VMTP Shares are as follows:

		Term	Optional	Premium
Fund	Series	Redemption Date	Redemption Date	Expiration Date
Intermediate Duration (NID)	2018	August 1, 2018	July 1, 2016	June 30, 2016
Intermediate Duration Quality (NIQ)	2018	November 1, 2018	October 1, 2016	September 30, 2016
The average liquidation value of VMTP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

			Intermediate
	Intermediate		Duration
	Duration		Quality
	(NID	)	(NIQ	)
Average liquidation value of VMTP Shares outstanding	$175,000,000		$55,000,000
Annualized dividend rate	0.97%		1.00%
VMTP Shares generally do not trade, and market quotations are generally not available. VMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed "spread" amount established at the time of issuance. The fair value of VMTP Shares is expected to be approximately their liquidation par value so long as the fixed "spread" on the VMTP Shares remains roughly in line with the "spread" rates being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds' Adviser has determined that fair value of VMTP Shares is their liquidation value, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation value of VMTP Shares is a liability and is recognized as "Variable Rate MuniFund Term Preferred ("VMTP") Shares, at liquidation value" on the Statement of Assets and Liabilities.
Dividends on VMTP Shares (which are treated as interest payments for financial reporting purposes) are set weekly. Unpaid dividends on VMTP Shares are recognized as a component of "Interest payable" on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VMTP Shares are recognized as a component of "Interest expense and amortization of offering costs" on the Statement of Operations.

Nuveen Investments	57

Notes to Financial Statements (Unaudited) (continued)
Costs incurred in connection with each Fund's offering of VMTP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as components of "Deferred offering costs" on the Statement of Assets and Liabilities and "Interest expense and amortization of offering costs" on the Statement of Operations.
Intermediate Duration (NID) and Intermediate Duration Quality (NIQ) incurred offering costs of $144,405 and $80,000, respectively, in connection with their issuance of Series 2018 VMTP Shares, which were expensed as incurred and are recognized as a component of "Interest expense and amortization of offering costs" on the Statement of Operations.
Preferred Share Transactions
Transaction in preferred shares for the Funds during the Funds' current and prior fiscal period, where applicable, are noted in the following tables.
Transaction in VMTP Shares for the Funds, where applicable, were as follows:

	Six Months Ended
	November 30, 2015
	Series	Shares	Amount
Intermediate Duration (NID)
VMTP Shares issued	2018	1,750	$175,000,000
VMTP Shares exchanged	2016	(1,750)	(175,000,000)
Net increase (decrease)

	Six Months Ended
	November 30, 2015
Intermediate Duration Quality (NIQ)	Series	Shares	Amount
VMTP Shares issued	2018	550	$55,000,000
VMTP Shares exchanged	2016	(550)	(55,000,000)
Net increase (decrease)
5. Investment Transactions
Long-term purchases and sales (including maturities but excluding and derivative transactions, where applicable) during the current fiscal period were as follows:

			Intermediate
	Intermediate		Duration
	Duration		Quality
	(NID	)	(NIQ	)
Purchases	$50,776,887		$5,938,117
Sales and Maturities	65,287,261		6,815,257
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

58	Nuveen Investments

As of November 30, 2015, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives), as determined on a federal income tax basis, were as follows:

			Intermediate
	Intermediate		Duration
	Duration		Quality
	(NID	)	(NIQ	)
Cost of Investments	$803,715,805		$228,155,620
Gross unrealized:
Appreciation	$21,317,200		$5,810,194
Depreciation	(18,004,146)		(1,493,904)
Net unrealized appreciation (depreciation) of investments	$3,313,054		$4,316,290
Permanent differences, primarily due to taxable market discount, federal taxes paid, treatment of notional principal contracts, paydowns and nondeductible offering costs resulted in reclassifications among the Funds' components of net assets as of May 31, 2015, the Funds' last tax year end, as follows:

		Intermediate
	Intermediate	Duration
	Duration	Quality
	(NID )	(NIQ )
Paid-in surplus	$(59,854)	$(35,861)
Undistributed (Over-distribution of) net investment income	(2,741)	(80,744)
Accumulated net realized gain (loss)	62,595	116,605
The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of May 31, 2015, the Funds' last tax year end, were as follows:

			Intermediate
	Intermediate		Duration
	Duration		Quality
	(NID	)	(NIQ	)
Undistributed net tax-exempt income1	$5,297,839		$1,113,486
Undistributed net ordinary income2	1,925		—
Undistributed net long-term capital gains	—		—

1	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 1, 2015, and paid on June 1, 2015.
2	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
The tax character of distributions paid during the Funds' last tax year ended May 31, 2015, was designated for purposes of the dividends paid deduction as follows:

			Intermediate
	Intermediate		Duration
	Duration		Quality
	(NID	)	(NIQ	)
Distributions from net tax-exempt income	$33,990,207		$8,302,404
Distributions from net ordinary income2	18,764		30,330
Distributions from net long-term capital gains	—		—

2	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Nuveen Investments	59

Notes to Financial Statements (Unaudited) (continued)
As of May 31, 2015, the Funds' last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.

Intermediate
	Intermediate		Duration
	Duration		Quality
	(NID	)	(NIQ	)
Capital loss carryforwards – not subject to expiration	$23,166,802		$4,239,753
The Funds have elected to defer late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the current fiscal year. The following Fund has elected to defer losses as follows:

	Intermediate
	Duration
	Quality
	(NIQ	)
Post-October capital losses3	$3,041,212
Late-year ordinary losses4	—

3	Capital losses incurred from November 1, 2014 through May 31, 2015, the Funds' last tax year end.
4	Ordinary losses incurred from January 1, 2015 through May 31, 2015, and specified losses incurred from November 1, 2014 through May 31, 2015.
7. Management Fees and Other Transactions with Affiliates
Each Fund's management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund's management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual Fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

			Intermediate
	Intermediate		Duration
	Duration		Quality
	(NID	)	(NIQ	)
Average Daily Managed Assets*	Fund-Level Fee		Fund-Level Fee
For the first $125 million	0.4000%		0.3000%
For the next $125 million	0.3875		0.2875
For the next $250 million	0.3750		0.2750
For the next $500 million	0.3625		0.2625
For the next $1 billion	0.3500		0.2500
For the next $3 billion	0.3375		0.2375
For managed assets over $5 billion	0.3250		0.2250

60	Nuveen Investments

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds' use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust's issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute "eligible assets." Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser's assumption of the management of the former First American Funds effective January 1, 2011. As of November 30, 2015, the complex-level fee for each Fund was 0.1639%.

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
8. Borrowing Arrangements
During the current fiscal period, the Funds, along with certain other funds managed by the Adviser ("Participating Funds"), established a 364-day, $2.53 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. A large portion of this facility's capacity (and its associated costs as described below) is currently dedicated for use by a small number of Participating Funds, which does not include any of the Funds covered by this shareholder report. The remaining capacity under the facility (and the corresponding portion of the facility's annual costs) is separately dedicated to most of the other open-end funds in the Nuveen fund family, along with a number of Nuveen closed-end funds, including all of the Funds covered by this shareholder report. The credit facility expires in July 2016 unless extended or renewed.
The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of "Other expenses" on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility's aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, neither Fund utilized this facility.

Nuveen Investments	61

Additional Fund Information

Board of Trustees
William Adams IV*	Jack B. Evans	William C. Hunter	David J. Kundert	John K. Nelson	William J. Schneider
Thomas S. Schreier, Jr.*	Judith M. Stockdale	Carole E. Stone	Virginia L. Stringer**	Terence J. Toth

*	Interested Board Member.
**	Retired from the Funds' Board of Trustees effective December 31, 2015.

Fund Manager	Custodian	Legal Counsel	Independent Registered	Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler LLP	Public Accounting Firm	Shareholder Services
333 West Wacker Drive	& Trust Company	Chicago, IL 60603	KPMG LLP	State Street Bank
Chicago, IL 60606	Boston, MA 02111		Chicago, IL 60601	& Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.
Nuveen Funds' Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure
Each Fund's Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock, as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NID	NIQ
Common shares repurchased	—	—
FINRA BrokerCheck
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

62	Nuveen Investments

Glossary of Terms Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have "failed," with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Duration: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond fund's value to changes when market interest rates change. Generally, the longer a bond's or fund's duration, the more the price of the bond or fund will change as interest rates change.

■
Effective Leverage: Effective leverage is a fund's effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in a fund's portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

■
Forward Interest Rate Swap: A contractual agreement between two counterparties under which one party agrees to make periodic payments to the other for an agreed period of time based on a fixed rate, while the other party agrees to make periodic payments based on a floating rate of interest based on an underlying index. Alternatively, both series of cash flows to be exchanged could be calculated using floating rates of interest but floating rates that are based upon different underlying indices.

■
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

■
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

■
Lipper Intermediate Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Intermediate Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.

■
Net Asset Value (NAV) Per Share: A fund's Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund's Net Assets divided by its number of shares outstanding.

Nuveen Investments	63

Glossary of Terms Used in this Report (continued)

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond's credit rating and thus its value.

■
Regulatory Leverage: Regulatory Leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund's capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.

■
S&P Municipal Bond Intermediate Index: An unleveraged, market value-weighted index containing all of the bonds in the S&P Municipal Bond Index with maturity dates between 3 and 14.999 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■
Total Investment Exposure: Total investment exposure is a fund's assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund's use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust's issuance of floating rate securities.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

64	Nuveen Investments

Notes

Nuveen Investments	65

Notes

66	Nuveen Investments

Reinvest Automatically, Easily and Conveniently
Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan
Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares. By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.
Easy and convenient
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.
How shares are purchased
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net as -set value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day imme -diately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.
Flexible
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan. The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.
Call today to start reinvesting distributions
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments	67

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.
Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates—Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed approximately $225 billion as of December 31, 2015.

Find out how we can help you.
To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/cef
Distributed by Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com

ESA-C-1115D 13131-INV-B-01/17

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Intermediate Duration Municipal Term Fund

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: February 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: February 5, 2016

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: February 5, 2016